Item 1. Report to Shareholders

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.


EXTENDED EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
[Graphic Omitted]

As of 12/31/03

Extended Equity Market Index Fund                          $             13,412

Wilshire 4500 Completion Index                             $             13,492



                                                                       Extended
                                                  Wilshire               Equity
                                                      4500               Market
                                                Completion                Index
                                                     Index                 Fund
--------------------------------------------------------------------------------

1/30/98                                        $    10,000          $    10,000
12/31/98                                            11,021               11,229
12/31/99                                            14,932               15,016
12/31/00                                            12,577               12,677
12/31/01                                            11,404               11,467
12/31/02                                             9,375                9,389
12/31/03                                            13,492               13,412


Average Annual Compound Total Return
--------------------------------------------------------------------------------

                                                                          Since
                                                                      Inception
Periods Ended 12/31/03            1 Year           5 Years              1/30/98
--------------------------------------------------------------------------------
Extended Equity Market
Index Fund                        42.85%             3.62%                5.09%

Wilshire 4500 Completion
Index                             43.84              4.12                 5.19*

*Benchmark since-inception return is from 1/30/98 to 12/31/03.

Wilshire returns calculated as of 1/9/04.

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

We are pleased to report that your fund returned 42.85% in 2003. The fund generally tracked but lagged its benchmark, the Wilshire 4500 Completion Index, as shown in the table on the preceding page. The shortfall was primarily due to expenses.

As you know, the fund seeks to match the performance of the Wilshire 4500 Completion Index of primarily small- and mid-capitalization stocks not included in the S&P 500 Stock Index. The fund does not attempt to fully replicate the index by owning each of the stocks in it. Rather, the fund uses a sampling strategy, investing substantially all of its assets in a group of small- and mid-cap stocks representative of the index. In an attempt to recreate the index, we select stocks in terms of industry, size, and other characteristics. For example, if technology stocks made up 15% of the index, the fund would invest about 15% of its assets in technology stocks with similar characteristics.

The Major Index Returns chart shows how various domestic market indexes performed over the fund's fiscal year. As you can see, the small-cap Russell 2000 Index and the Nasdaq Composite Index, which is heavily weighted with technology stocks, produced very strong returns in 2003. Large-cap stocks, as measured by the S&P 500 Index, were less robust.


Major Index Returns
--------------------------------------------------------------------------------

S&P 500 Stock Index                                                          29%
S&P MidCap 400 Index                                                         36%
Russell 2000 Index                                                           47%
Nasdaq Composite Index                                                       50%

The Top 5 Sectors table shows how the fund's largest sector allocations changed in 2003. As you can see, exposure to consumer discretionary, information technology, and health care companies increased over the last year, while allocations to financial and industrials and business services stocks decreased.


Top 5 Sectors
--------------------------------------------------------------------------------
                                                         Percent of Equities
                                                  12/31/02              12/31/03
--------------------------------------------------------------------------------
Financials                                            28.9%                26.2%
Consumer Discretionary                                18.3                 18.5
Information Technology                                13.8                 16.4
Health Care                                           11.4                 12.7
Industrials and Business Services                     10.0                  9.8

For comparison purposes, we have restated the historical weightings to incorporate changes to the sector and industry classification system.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

Thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

January 20, 2004

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01  12/31/00      12/31/99
--------------------------------------------------------------------------------

NET ASSET VALUE
Beginning of period  $    7.94   $    9.77   $   11.12 $   14.05     $   11.02

Investment activities
  Net investment
  income (loss)           0.07        0.06        0.10      0.09          0.10

  Net realized and
  unrealized gain
  (loss)                  3.33       (1.83)      (1.17)    (2.26)         3.56

Total from investment
  activities              3.40       (1.77)      (1.07)    (2.17)         3.66

Distributions
  Net investment
  income                 (0.07)      (0.06)      (0.10)    (0.09)        (0.10)

  Net realized gain       --          --         (0.18)    (0.67)        (0.53)

  Total distributions    (0.07)      (0.06)      (0.28)    (0.76)        (0.63)

NET ASSET VALUE
End of period        $   11.27   $    7.94   $    9.77 $   11.12     $   14.05
                     ----------------------------------------------------------

Ratios/Supplemental Data

Total return^            42.85%     (18.12)%     (9.55)%   (15.58)%       33.72%

Ratio of total
expenses to
average net assets        0.40%        0.40%       0.40%      0.40%        0.40%

Ratio of net
investment income
(loss) to average
net assets                0.89%        0.74%       0.96%      0.78%        1.04%

Portfolio turnover
rate                       8.5%        21.0%       31.3%      30.5%        23.4%

Net assets,
end of period
(in thousands)        $ 118,880    $  66,658   $  77,331  $  86,322    $  54,219


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003


Portfolio of Investments (ss.)                  Shares/Par                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

COMMON STOCKS   96.1%

CONSUMER DISCRETIONARY   17.7%

Auto Components   0.7%

Lear *                                               2,600                  159

Gentex                                               2,900                  128

Borg-Warner                                            900                   77

Arvinmeritor                                         2,725                   66

American Axle & Manufacturing Holdings *             1,600                   65

Noble International                                  2,200                   50

Drew Industries *                                    1,200                   33

IMPCO Technologies *                                 3,500                   30

Superior Industries International                      700                   30

Modine Manufacturing                                 1,100                   30

Sauer-Danfoss                                        1,800                   29

Bandag Inc.                                            700                   29

Keystone Automotive *                                  900                   23

Aftermarket Technology *                             1,500                   21

Tower Automotive *                                   2,600                   18

Sports Resorts International *                       2,900                   15

Rockford Corporation *                               2,600                   13

Standard Motor Products, Class A                     1,100                   13

Finishmaster *                                       1,400                   13

Collins & Aikman *                                   2,900                   13

Dura Automotive Systems, Class A *                     500                    6

Amcast Industrial *                                  2,200                    6

Edelbrock Corp.                                        100                    1

QUANTUM Fuel Systems Technologies Worldwide*           100                    1

                                                                            869

Automobiles   0.2%

Thor Industries                                      1,000                   56

Winnebago                                              600                   41

Monaco Coach *                                       1,100                   26

Fleetwood *                                          2,500                   26

National RV Holdings *                               2,500                   25

Coachmen Industries                                    700                   13

Distributors   0.1%

Handleman                                            1,300                   27

WESCO International *                                2,300                   21

Source Interlink *                                   1,900                   20

Advanced Marketing Services *                          900                   10

Educational Development                                300                    3

                                                                             81

Hotels, Restaurants & Leisure   2.6%

Royal Caribbean Cruises                              7,410                  258

MGM Mirage *                                         5,696                  214

Outback Steakhouse                                   2,900                  128

Park Place Entertainment *                          11,800                  128

Brinker *                                            3,450                  114

GTECH                                                2,200                  109

Mandalay Resort Group                                2,300                  103

International Speedway, Class A                      2,000                   89

Applebee's                                           2,250                   88

The Cheesecake Factory *                             1,950                   86

Krispy Kreme *                                       2,200                   81

Cracker Barrel                                       2,000                   77

Station Casinos                                      2,350                   72

Cedar Fair L. P.                                     2,100                   65

Ruby Tuesday                                         2,200                   63

PF Chang's China Bistro *                            1,200                   61

Alliance Gaming *                                    2,400                   59

Choice Hotels International *                        1,600                   56

Extended Stay America                                3,500                   51

Bob Evans Farms                                      1,500                   49

Speedway Motorsports                                 1,600                   46

Wynn Resorts *                                       1,600                   45

CEC Entertainment *                                    900                   43

IHOP                                                 1,100                   42

Sonic *                                              1,375                   42

Rare Hospitality International *                     1,650                   40

Scientific Games, Class A *                          2,300                   39

Boyd Gaming                                          2,400                   39

La Quinta Properties *                               5,900                   38

Penn National Gaming *                               1,600                   37

Panera Bread, Class A *                                900                   36

Shuffle Master *                                     1,000                   35

WMS Industries *                                     1,300                   34

Aztar *                                              1,500                   34

Landry's Seafood Restaurant                          1,300                   33

Gaylord Entertainment *                              1,100                   33

Papa John's International *                            900                   30

Jack In The Box *                                    1,300                   28

Triarc, Class B                                      2,400                   26

Six Flags *                                          3,300                   25

Multimedia Games *                                     600                   25

Ameristar Casinos *                                  1,000                   24

Garden Fresh Restaurant *                            1,500                   24

Boca Resorts, Class A *                              1,600                   24

Isle of Capri Casinos *                              1,100                   24

Frisch's Restaurants                                   800                   23

Marcus                                               1,300                   21

Ryan's Family Steak Houses *                         1,400                   21

Lone Star Steakhouse & Saloon                          900                   21

Prime Hospitality *                                  2,000                   20

Vail Resorts *                                       1,200                   20

MTR Gaming Group *                                   1,900                   20

California Pizza Kitchen *                             900                   18

Churchill Downs                                        500                   18

Pinnacle Entertainment *                             1,900                   18

BUCA *                                               2,400                   16

O' Charley's *                                         900                   16

CKE Restaurants *                                    2,450                   16

Dave & Buster *                                      1,200                   15

Famous Dave's of America *                           3,000                   14

Dover Motorsports                                    3,100                   11

Bally Total Fitness Holdings *                       1,500                   10

Triarc Companies, Class A                              700                    8

Steak 'N Shake *                                       300                    5

Dover Downs Gaming & Entertainment                     490                    5

Schlotzsky's *                                       2,100                    4

Bowl America, Class A                                  300                    4

Paul-Son Gaming *                                      600                    3

                                                                          3,124

Household Durables   1.9%

Lennar, Class A                                      3,014                  289

D. R. Horton                                         5,942                  257

Mohawk Industries *                                  2,654                  187

Harman International                                 2,440                  181

NVR *                                                  280                  131

Toll Brothers *                                      2,800                  111

Hovnanian Enterprises, Class A *                     1,020                   89

Ryland Group                                           930                   82

MDC Holdings                                         1,168                   75

Furniture Brands International                       2,300                   67

Standard Pacific                                     1,300                   63

Ethan Allen Interiors                                1,400                   59

Blyth Industries                                     1,800                   58

Yankee Candle Company *                              2,100                   57

La-Z Boy                                             2,400                   50

Beazer Homes                                           500                   49

Meritage *                                             600                   40

Champion Enterprises *                               4,800                   34

WCI Communities, REIT *                              1,600                   33

Technical Olympic USA *                              1,100                   30

Rayovac *                                            1,400                   29

Jarden Corporation *                                 1,050                   29

Russ Berrie                                            800                   27

Helen of Troy Limited *                              1,100                   26

Kimball International, Class B                       1,600                   25

Flexsteel Industries                                   900                   20

Lennar, Class B                                        208                   19

Enesco Group *                                       1,800                   19

Department 56 *                                      1,400                   18

Libbey                                                 600                   17

Knape & Vogt Manufacturing                           1,400                   17

Universal Electronics *                              1,200                   15

Palm Harbor Homes *                                    800                   14

Skyline                                                400                   14

Stanley Furniture                                      400                   13

Emerson Radio Corporation *                          2,700                   10

Applica *                                            1,300                   10

Foamex International *                               1,700                    9

Bush Industries, Class A *                             900                    4

Oneida                                                 500                    3

                                                                          2,280

Internet & Catalog Retail   0.9%

Amazon.com *                                        15,400                  811

Netflix *                                            1,200                   65

GSI Commerce *                                       3,700                   36

Insight Enterprises *                                1,900                   36

Priceline.com *                                      1,833                   33

1-800-Flowers.com *                                  2,500                   28

ValueVision International, Class A *                 1,300                   22

Alloy Online *                                       3,200                   17

J. Jill Group *                                      1,050                   13

Coldwater Creek *                                      975                   11

PC Mall *                                              500                    8

Hollywood Media *                                    1,300                    3

Sportsmans Guide *                                     200                    3

                                                                          1,086

Leisure Equipment & Products   0.4%

Marvel Enterprises *                                 2,800                   81

Polaris Industries                                     800                   71

Callaway Golf                                        2,900                   49

Oakley                                               3,100                   43

SCP Pool *                                           1,075                   35

Leapfrog Enterprises *                                 800                   21

Arctic Cat                                             857                   21

Nautilus Group                                       1,337                   19

MarineMax *                                            800                   16

Steinway Musical Instruments *                         600                   15

RC2 Corporation *                                      700                   15

Action Performance                                     700                   14

JAKKS Pacific *                                      1,000                   13

Boyds Collection *                                   2,700                   11

Johnson Outdoors, Class A *                            700                   10

                                                                            434

Media   6.2%

Liberty Media, Class A *                           103,175                1,227

Cox Communications, Class A *                       22,745                  784

Hughes Electronics *                                33,979                  562

Fox Entertainment Group, Class A *                  12,700                  370

EchoStar Communications, Class A *                   9,400                  320

Scripps, Class A                                     3,120                  294

Washington Post, Class B                               340                  269

Cablevision Systems, Class A *                       8,260                  193

Metro Goldwyn Mayer *                                9,400                  161

Pixar *                                              2,100                  145

XM Satellite Radio Holdings, Class A *               5,200                  137

Westwood One *                                       3,900                  133

McClatchy, Class A                                   1,800                  124

Sirius Satellite Radio *                            39,000                  123

Lamar Advertising, Class A *                         3,300                  123

PanAmSat *                                           5,700                  123

Belo Corporation                                     4,200                  119

Getty Images *                                       2,200                  110

Entercom Communications *                            2,000                  106

Hearst-Argyle Television *                           3,191                   88

Radio One *                                          4,200                   82

Gemstar TV Guide *                                  16,100                   81

Lee Enterprises                                      1,800                   79

Harte-Hanks                                          3,550                   77

Interactive Data *                                   3,700                   61

John Wiley & Sons, Class A                           2,300                   60

Media General, Class A                                 900                   59

Unitedglobalcom, Class A *                           6,800                   58

Emmis Communications, Class A *                      2,100                   57

R.H. Donnelley *                                     1,400                   56

Reader's Digest                                      3,600                   53

Hollinger International, Class A                     3,300                   51

Scholastic *                                         1,400                   48

Journal Register *                                   2,300                   48

Charter Communications, Class A *                   11,500                   46

Cumulus Media, Class A *                             2,005                   44

Regal Entertainment Group, Class A                   2,100                   43

ADVO                                                 1,350                   43

Grey Global Group                                       60                   41

Catalina Marketing *                                 1,950                   39

LIN TV *                                             1,500                   39

Cox Radio, Class A *                                 1,500                   38

Liberty                                                800                   36

Entravision Communications, Class A *                3,100                   34

ProQuest *                                           1,100                   32

Harris Interactive *                                 3,600                   30

Mediacom Communications *                            3,300                   29

Salem Communications, Class A *                      1,000                   27

TiVo *                                               3,600                   27

Information Holdings *                               1,200                   26

Primedia *                                           9,236                   26

Insight Communications, Class A *                    2,400                   25

Playboy Enterprises, Class B *                       1,400                   23

Crown Media, Class A *                               2,700                   22

Young Broadcasting, Class A *                        1,100                   22

Pulitzer                                               400                   22

AMC Entertainment *                                  1,400                   21

Sinclair Broadcast Group, Class A *                  1,400                   21

4Kids Entertainment *                                  800                   21

Fisher Companies *                                     400                   20

Value Line                                             400                   20

Spanish Broadcasting, Class A *                      1,900                   20

Beasley Broadcast Group, Class A *                   1,200                   20

Cadmus Communications                                1,500                   19

Regent Communications *                              3,000                   19

Daily Journal *                                        600                   19

Paxson Communications *                              4,500                   17

Saga Communications, Class A *                         850                   16

Acme Communications *                                1,700                   15

LodgeNet Entertainment *                               800                   15

APAC TeleServices *                                  5,100                   13

Equity Marketing *                                     800                   11

Rentrak *                                              500                    5

Penton Media *                                       1,700                    2

Championship Auto Racing Team *                        500                    0

                                                                          7,389

Multiline Retail   0.5%

Dollar Tree Stores *                                 4,125                  124

Neiman Marcus, Class A *                             2,000                  107

Kmart *                                              3,600                   86

99 Cents Only Stores *                               2,665                   73

Saks *                                               4,775                   72

Tuesday Morning *                                    1,600                   49

Fred's, Class A                                      1,525                   47

Shopko Stores *                                      1,600                   25

Bon-Ton Stores                                       2,000                   22

Factory 2-U Stores *                                 1,700                    2

                                                                            607

Specialty Retail   3.3%

Weight Watchers *                                    4,200                  161

Williams-Sonoma *                                    4,500                  156

Ross Stores                                          5,800                  153

Foot Locker                                          5,500                  129

PETsMART                                             5,400                  129

Chico's *                                            3,400                  126

CarMax *                                             3,800                  118

Michaels Stores                                      2,600                  115

Advanced Auto Parts *                                1,406                  114

Rent-A-Center *                                      3,150                   94

Abercrombie & Fitch *                                3,800                   94

Barnes & Noble *                                     2,500                   82

O'Reilly Automotive *                                2,100                   81

Pier 1 Imports                                       3,500                   77

Regis                                                1,800                   71

Claire's Stores                                      3,600                   68

Talbots                                              2,200                   68

AnnTaylor Stores *                                   1,700                   66

Borders Group *                                      3,000                   66

Tractor Supply Corp *                                1,600                   62

Pacific Sunwear *                                    2,925                   62

Zale *                                               1,100                   59

Hot Topic *                                          1,850                   55

Linens 'n Things *                                   1,700                   51

United Auto Group                                    1,600                   50

Pep Boys                                             2,000                   46

Men's Wearhouse *                                    1,800                   45

Urban Outfitters *                                   1,200                   44

American Eagle Outfitters *                          2,700                   44

E Com *                                              2,900                   44

Aeropostale *                                        1,500                   41

Asbury Automotive Group *                            2,200                   39

West Marine *                                        1,400                   39

Burlington Coat Factory                              1,800                   38

The Children's Place *                               1,400                   37

Boise Cascade                                        1,106                   36

Guitar Center *                                      1,000                   33

Payless Shoesource *                                 2,415                   32

Hollywood Entertainment *                            2,300                   32

Big 5 Sporting Goods *                               1,500                   31

The Sports Authority *                                 796                   31

Select Comfort *                                     1,200                   30

Christopher & Banks                                  1,512                   30

Dicks Sporting Goods *                                 600                   29

Group One Automotive *                                 800                   29

Cost Plus *                                            700                   29

CSK Auto *                                           1,500                   28

Trans World Entertainment *                          3,700                   26

Sharper Image *                                        800                   26

Hibbett Sporting Goods *                               875                   26

bebe stores *                                        1,000                   26

Sonic Automotive                                     1,100                   25

Electronics Boutique Holdings *                      1,100                   25

Aaron Rents, Class B                                 1,250                   25

Blockbuster, Class A                                 1,400                   25

PC Connection *                                      3,000                   25

Movie Gallery *                                      1,300                   24

Too *                                                1,400                   24

TBC *                                                  900                   23

Stein Mart *                                         2,700                   22

Buckle                                               1,000                   22

Winmark *                                            1,200                   22

Dress Barn *                                         1,400                   21

The Finish Line, Class A *                             700                   21

Charming Shoppes *                                   3,800                   21

Guess ? *                                            1,700                   21

Lithia Motors, Class A                                 800                   20

Stage Stores *                                         700                   20

Restoration Hardware *                               4,100                   20

Aaron Rents, Class A                                 1,050                   19

Gymboree *                                           1,100                   19

Cato Corporation                                       900                   18

Genesco *                                            1,200                   18

Hancock Fabrics                                      1,200                   17

Tweeter Home Entertainment Group *                   1,800                   17

Rex Stores *                                         1,150                   16

Shoe Carnival *                                        900                   16

Haverty Furniture                                      800                   16

Party City *                                         1,200                   15

PETCO Animal Supplies *                                500                   15

Pomeroy Computer Resources                             900                   13

Syms *                                               1,900                   13

Wet Seal, Class A *                                  1,275                   13

Mothers Work *                                         500                   12

Cole National *                                        600                   12

Whitehall Jewellers *                                1,200                   12

Rent Way *                                           1,400                   12

Charlotte Russe Holding *                              800                   11

Finlay Enterprises *                                   700                   10

Building Materials Holdings                            600                    9

Ultimate Electronics *                               1,000                    8

Wilsons Leather *                                    1,900                    7

Friedman's, Class A                                    700                    5

United Retail Group *                                1,000                    3

                                                                          3,930

Textiles, Apparel, & Luxury Goods   0.9%

Coach *                                              6,700                  253

Columbia Sportswear *                                1,450                   79

Timberland, Class A *                                1,500                   78

Polo Ralph Lauren                                    1,900                   55

Fossil *                                             1,725                   48

K-Swiss, Class A                                     1,800                   43

Brown Shoe                                           1,100                   42

Quiksilver *                                         2,200                   39

Wolverine World Wide                                 1,300                   27

Culp *                                               2,400                   26

Cherokee                                             1,100                   25

Kellwood                                               600                   25

Saucony, Class B                                     1,400                   24

Kenneth Cole Productions                               800                   24

Movado Group                                           800                   23

UniFirst                                               900                   21

Tandy Brands                                         1,400                   21

Stride Rite                                          1,800                   20

Maxwell Shoe, Class A *                              1,200                   20

Weyco Group                                            600                   20

Superior Uniform Group                               1,200                   20

Haggar                                               1,000                   20

Russell                                              1,100                   19

Cutter & Buck *                                      1,900                   18

Phillips-Van Heusen                                  1,000                   18

Unifi *                                              2,400                   15

Oshkosh B'Gosh, Class A                                700                   15

Mossimo *                                            3,300                   14

Quaker Fabric                                        1,300                   12

Madden Steven *                                        600                   12

Tarrant Apparel *                                    2,400                    9

Lazare Kaplan International *                        1,100                    8

Charles & Colvard Ltd. *                               700                    3

                                                                          1,096

Total Consumer Discretionary                                             21,083

CONSUMER STAPLES   3.4%

Beverages   0.3%

Constellation Brands, Class A *                      4,000                  132

PepsiAmericas                                        5,600                   96

MGP Ingredients                                      2,200                   34

Coca-Cola Bottling                                     500                   27

Robert Mondavi, Class A *                              400                   15

Chalone Wine Group *                                 1,500                   13

National Beverage *                                    600                   10

                                                                            327

Food & Staples Retailing   0.7%

Whole Foods Market *                                 2,300                  154

Rite Aid *                                          19,800                  120

7-Eleven *                                           4,200                   67

Performance Food Group *                             1,700                   62

BJ's Wholesale Club *                                2,600                   60

Nash Finch                                           2,200                   49

Longs Drug Stores                                    1,600                   40

Weis Markets                                         1,000                   36

Casey's General Stores                               1,900                   34

Ruddick                                              1,700                   30

United Natural Foods *                                 700                   25

Great Atlantic & Pacific Tea Company *               2,400                   20

Duane Reade *                                        1,100                   19

Smart & Final *                                      1,800                   18

Wild Oats Markets *                                  1,400                   18

Marsh Supermarkets, Class B                          1,500                   16

Arden Group, Class A                                   200                   16

Pathmark Stores *                                    1,500                   11

PriceSmart *                                         1,500                    9

Fresh Brands                                           800                    9

                                                                            813

Food Products   1.7%

Kraft Foods, Class A                                10,700                  345

Dean Foods *                                         5,658                  186

Tyson Foods, Class A                                12,319                  163

Bunge Limited                                        3,900                  128

Hormel Foods                                         4,900                  127

Smithfield Foods *                                   4,300                   89

J.M. Smucker Company                                 1,867                   85

Del Monte Foods *                                    7,800                   81

Lancaster Colony                                     1,400                   63

Tootsie Roll Industries                              1,735                   62

Fresh Del Monte Produce                              2,100                   50

Chiquita Brands *                                    2,100                   47

Corn Products International                          1,300                   45

Flowers Foods                                        1,710                   44

Delta Pine & Land                                    1,700                   43

Ralcorp Holdings *                                   1,200                   38

Sensient Technologies Corporation                    1,900                   38

Zapata Corporation *                                   500                   29

Hain Celestial Group *                               1,100                   26

Central Garden & Pet *                                 900                   25

American Italian Pasta, Class A *                      600                   25

Interstate Bakeries                                  1,600                   23

Riviana Foods                                          800                   22

Farmer Bros.                                            70                   22

Pilgrim's Pride                                      1,300                   21

Maui Land & Pineapple *                                600                   21

Sanderson Farms                                        500                   20

Rocky Mountain Chocolate Factory                     1,468                   18

Green Mountain Coffee Roasters *                       800                   18

Lance                                                1,100                   17

International Multifoods *                             900                   16

Peet's Coffee & Tea *                                  900                   16

Lifeway Foods *                                      1,100                   15

Horizon Organic *                                      600                   14

Seaboard                                                50                   14

Alico                                                  400                   14

J & J Snack Foods *                                    300                   11

Bridgford Foods                                      1,000                    8

                                                                          2,029


Household Products   0.3%

Energizer *                                          3,200                  120

Dial Corp                                            3,700                  105

Church & Dwight                                      1,700                   67

Oil-Dri                                              1,800                   29

Katy Industries *                                    1,700                   10

                                                                            331

Personal Products   0.3%

Estee Lauder, Class A                                4,600                  180

NTY *                                                2,600                   70

Nu Skin Asia Pacific, Class A                        2,700                   46

Inter Parfums                                        1,800                   41

Elizabeth Arden *                                    1,600                   32

Playtex Products *                                   3,600                   28

Chattem *                                            1,300                   23

Del Laboratories                                       551                   14

Revlon, Class A *                                    1,300                    3

                                                                            437

Tobacco   0.1%

Universal Corporation                                1,100                   49

Vector Group                                         1,610                   26

DiMon                                                1,900                   13

Standard Commercial                                    600                   12

Total Consumer Staples                                                    4,037

ENERGY   4.8%

Energy Equipment & Services   1.9%

GlobalSantaFe                                        8,959                  222

Weatherford International *                          5,090                  183

Smith International *                                3,800                  158

ENSCO International                                  5,500                  149

Patterson-UTI Energy *                               3,300                  109

Cooper Cameron *                                     2,200                  103

Pride International *                                5,200                   97

Diamond Offshore Drilling                            4,200                   86

Varco International *                                4,011                   83

Tidewater                                            2,400                   72

National Oilwell *                                   3,200                   72

Grant Prideco *                                      4,790                   62

FMC Technologies *                                   2,400                   56

Helmerich & Payne                                    1,900                   53

Key Energy Services *                                5,100                   53

Unit Corp. *                                         2,100                   49

Matrix Service *                                     2,200                   40

Maverick Tube *                                      1,900                   37

Seacor Smit *                                          800                   34

Hanover Compressor *                                 2,900                   32

Oil States International *                           2,300                   32

Cal Dive International *                             1,300                   31

Carbo Ceramics                                         600                   31

Universal Compression Holdings *                     1,100                   29

Oceaneering International *                          1,000                   28

Superior Energy *                                    2,700                   25

W-H Energy Services *                                1,400                   23

Offshore Logistics *                                   900                   22

Dawson Geophysical *                                 2,900                   22

Lone Star Technologies *                             1,310                   21

Global Industries *                                  4,000                   21

NS Group *                                           2,000                   19

Gulf Island Fabrication *                            1,100                   19

Dril-Quip *                                          1,100                   18

Veritas DGC *                                        1,700                   18

Grey Wolf *                                          4,600                   17

Hydril *                                               700                   17

Newpark Resources *                                  3,000                   14

Petroleum Helicopters *                                500                   13

Torch Offshore *                                     2,500                   13

Input/Output *                                       2,900                   13

Gulfmark Offshore *                                    800                   11

Parker Drilling *                                    3,600                    9

NATCO Group, Class A *                               1,200                    9

TETRA Technologies *                                   350                    8

Atwood Oceanics *                                      200                    6

Horizon Offshore *                                   1,300                    6

Trico Marine Services *                              1,500                    3

                                                                          2,248

Oil & Gas   2.9%

Murphy Oil                                           3,560                  233

Valero Energy                                        4,700                  218

XTO Energy                                           7,166                  203

Enterprise Products Partners *                       8,200                  201

Pioneer Natural Resources *                          4,700                  150

Pogo Producing                                       2,500                  121

Chesapeake Energy                                    8,700                  118

Teppco Partners *                                    2,600                  105

Noble Energy                                         2,200                   98

Ultra Petroleum *                                    3,800                   94

Westport Resources *                                 2,830                   85

Newfield Exploration *                               1,800                   80

Plains All American Pipeline *                       2,200                   71

Patina Oil & Gas                                     1,287                   63

Western Gas Resources                                1,300                   61

Forest Oil *                                         2,100                   60

Buckeye Partners *                                   1,300                   59

Tom Brown *                                          1,800                   58

Evergreen Resources *                                1,700                   55

Premcor *                                            2,100                   55

Petroleum Development *                              2,000                   47

Stone Energy *                                       1,100                   47

KCS Energy *                                         4,300                   45

Quicksilver Resources *                              1,400                   45

Houston Exploration *                                1,200                   44

Cimarex Energy *                                     1,640                   44

Spinnaker Exploration *                              1,300                   42

Cabot Oil & Gas                                      1,400                   41

Magellan Midstream Partners                            800                   40

Hugoton Royalty Trust                                1,800                   39

BP Prudhoe Bay Royalty Trust                         1,300                   37

Tesoro Petroleum *                                   2,300                   34

OMI *                                                3,600                   32

Swift Energy *                                       1,900                   32

St. Mary Land Exploration                            1,100                   31

Adams Resources & Energy                             2,300                   31

Vintage Petroleum                                    2,600                   31

Markwest Hydrocarbon                                 2,750                   31

Magnum Hunter Resources *                            3,200                   31

Giant Industries *                                   2,400                   29

Prima Energy *                                         800                   28

Denbury Resources *                                  2,000                   28

Cross Timbers Royalty Trust                            953                   27

World Fuel Services                                    800                   27

Encore Aquisition *                                  1,100                   27

General Maritime *                                   1,500                   26

Range Resources *                                    2,600                   25

Edge Petroleum *                                     2,400                   24

Remington Oil & Gas *                                1,200                   24

Keneb Services *                                       700                   22

Nuevo Energy *                                         900                   22

Syntroleum *                                         4,900                   21

Plains Exploration & Production *                    1,365                   21

Carrizo Oil & Gas *                                  2,900                   21

Plains Resources *                                   1,300                   21

Energy Partners *                                    1,500                   21

Berry Petroleum, Class A                             1,000                   20

TransMontaigne *                                     2,900                   19

Maritrans                                            1,100                   18

Frontier Oil                                         1,000                   17

Penn Virginia                                          300                   17

Callon Petroleum *                                   1,200                   13

Castle Energy                                        1,400                   10

Meridian Resource *                                  1,700                   10

Panhandle Royalty, Class A                             200                    6

Beta Oil & Gas *                                     2,700                    5

                                                                          3,461

Total Energy                                                              5,709

FINANCIALS   25.2%

Capital Markets   1.7%

AmeriTrade *                                        16,300                  229

Legg Mason                                           2,500                  193

E*TRADE Group *                                     13,930                  176

SEI                                                  4,700                  143

Allied Capital                                       5,000                  140

A.G. Edwards                                         3,100                  112

Eaton Vance                                          2,700                   99

Waddell & Reed Financial, Class A                    4,150                   97

Investor's Financial Services                        2,500                   96

John Nuveen, Class A                                 3,600                   96

American Capital Strategies                          2,500                   74

Raymond James Financial                              1,900                   72

Jeffries Group                                       2,100                   69

Knight/Trimark Group *                               4,600                   67

Affiliated Managers Group *                            800                   56

Blackrock, Class A                                     800                   43

Sanders Morris Harris Group                          2,600                   32

Investment Technology Group *                        1,950                   32

MCG Capital                                          1,600                   31

LaBranche & Co.                                      2,600                   30

Harris & Harris Group *                              2,500                   29

SWS Group                                            1,283                   23

Gabelli Asset Management, Class A                      400                   16

Soundview Technology Group *                           880                   14

PMC Capital                                          2,400                   13

Westwood Holdings Group                                620                   11

                                                                          1,993

Commercial Banks   6.2%

M & T Bank                                           4,584                  451

UnionBancal                                          5,700                  328

Popular                                              5,200                  234

National Commerce Financial                          7,750                  211

Banknorth Group                                      6,095                  198

Compass Bancshares                                   4,750                  187

Commerce Bancorp                                     2,950                  155

Hibernia Corp., Class A                              6,200                  146

TCF Financial                                        2,800                  144

Mercantile Bankshares                                3,000                  137

Commerce Bancshares                                  2,763                  135

Associated Banc-Corp                                 3,003                  128

City National                                        1,900                  118

Valley National Bancorp                              3,539                  103

Fulton Financial                                     4,341                   95

Sky Financial                                        3,632                   94

Wilmington Trust                                     2,600                   94

Bank of Hawaii                                       2,200                   93

BOK Financial                                        2,363                   91

FirstMerit                                           3,300                   89

Colonial BancGroup                                   5,000                   87

Cullen/Frost Bankers                                 2,100                   85

FirstBank Puerto Rico                                2,000                   79

UCBH Holdings                                        1,900                   74

International Bancshares                             1,563                   74

Westcorp                                             2,000                   73

BanCorpSouth                                         2,925                   69

Trustmark                                            2,300                   67

F.N.B. (Pennsylvania)                                1,836                   65

Hudson United Bancorp                                1,756                   65

WestAmerica                                          1,300                   65

Provident Financial Group                            2,000                   64

Whitney Holding                                      1,500                   61

Pacific Capital Bancorp                              1,666                   61

Park National                                          535                   61

First Midwest Bancorp                                1,856                   60

South Financial Group                                2,154                   60

East West Bancorp                                    1,100                   59

Citizens Banking                                     1,800                   59

Greater Bay Bancorp                                  2,006                   57

First Citizens Bancshares                              450                   55

Silicon Valley Bancshares *                          1,500                   54

Old National Bancorp                                 2,361                   54

United Bankshares                                    1,700                   53

Cathay Bancorp                                         937                   52

Community First Bankshares                           1,800                   52

Southwest Bancorp, (Texas)                           1,300                   51

Chittenden                                           1,450                   49

MB Financial                                         1,200                   44

Texas Regional Bancshares, Class A                   1,161                   43

Glacier Bancorp                                      1,290                   42

Santander Bancorp                                    1,705                   42

Hancock Holding                                        750                   41

Trustco Bank                                         3,100                   41

UMB Financial                                          856                   41

Republic Bancorp                                     2,896                   39

S&T Bancorp                                          1,300                   39

Susquehanna Bancshares                               1,450                   36

Sterling Financial, (Pennsylvania)                   1,275                   35

CVB Financial                                        1,796                   35

Irwin Financial                                      1,100                   35

First Commonwealth Financial                         2,400                   34

Frontier Financial                                   1,000                   33

Chemical Financial                                     873                   32

Trust Company of New Jersey                            800                   32

National Penn Bancshares                               987                   32

Wintrust Financial                                     700                   32

Midsouth Bancorp                                       990                   31

Capital Corp of the West                               771                   31

First Republic Bank                                    850                   30

Interchange Financial Services                       1,200                   30

United Community Banks                                 900                   30

NBT Bancorp                                          1,380                   30

Prosperity Bancshares                                1,300                   29

Oriental Financial Group                             1,127                   29

First Financial Bancorp                              1,802                   29

U.S.B. Holding Company                               1,462                   28

Gold Banc                                            2,000                   28

Provident Bankshares                                   951                   28

WesBanco                                             1,000                   28

Franklin Financial                                     900                   28

Center Bancorp                                       1,400                   28

Camden National                                        900                   27

PrivateBancorp                                         600                   27

Amcore Financial                                     1,000                   27

Midwest Banc Holdings                                1,200                   27

Harleysville National                                  887                   27

Boston Private Financial                             1,059                   26

Alabama National Bancorp                               500                   26

Sandy Spring Bancorp                                   700                   26

Community Banks                                        663                   26

Sterling Bancshares                                  1,850                   25

Wells Fargo                                            417                   25

City Holding Company                                   700                   25

BWC Financial                                        1,025                   24

Banner                                                 960                   24

Farmers Capital Bank                                   700                   24

Franklin Bank                                        1,100                   24

CB Bancshares                                          376                   24

IBERIABANK                                             400                   24

First Charter                                        1,200                   23

Arrow Financial                                        840                   23

Southwest Bancorp, (Oklahoma)                        1,300                   23

Guaranty Financial                                     900                   23

Mid-State Bancshares                                   900                   23

Umpqua Holdings Corporation                          1,100                   23

First Merchants                                        883                   23

1st Source                                           1,041                   22

Republic Bancshares                                    700                   22

West Coast Bancorp                                   1,020                   22

First Community Bancorp                                600                   22

The Savannah Bancorp                                   740                   21

First Financial Bankshares                             512                   21

Century Bancorp, Class A                               600                   21

Main Street Banks                                      800                   21

State Bancorp                                          873                   21

CoBiz                                                1,100                   20

Northern States Financial                              700                   20

First Indiana                                        1,075                   20

Community Bankshares of Indiana                        900                   20

FloridaFirst Bancorp                                   600                   20

Riggs                                                1,200                   20

Peoples Holding                                        600                   20

Summit Bancshares                                      700                   20

First United                                           800                   20

First of Long Island                                   450                   19

MidWestOne Financial                                 1,000                   19

First M & F Corporation                                500                   19

Union Bankshares                                       600                   18

Greater Community Bancorp                            1,025                   17

Suffolk Bancorp                                        500                   17

SY Bancorp                                             800                   16

Unizan Financial                                       776                   16

German American Bancorp                                889                   16

Omega Financial                                        400                   15

Westbank                                               840                   15

F.N.B. (North Carolina)                                700                   15

Independent Bank                                       500                   14

Integra Bank                                           600                   13

Redwood Empire Bancorp                                 450                   12

Northrim Bank                                          500                   11

Second Bancorp                                         300                    8

BancTrust Financial Group                              400                    6

Bay View Capital                                     2,800                    6

BNC Corp Inc. *                                        300                    5

Codorus VY Bancorp                                     200                    4

Abigail Adams                                          200                    4

                                                                          7,418

Consumer Finance   0.5%

Student Loan Corporation                               790                  115

AmeriCredit *                                        6,600                  105

WFS Financial *                                      1,600                   68

CompuCredit *                                        2,400                   51

Credit Acceptance Corporation *                      2,300                   35

World Acceptance *                                   1,700                   34

First Cash *                                         1,200                   31

Cash America Investments                             1,400                   30

Asta Funding                                           600                   21

Advanta, Class A                                     1,466                   19

Metris Companies                                     4,050                   18

                                                                            527

Diversified Financial Services   0.6%

CIT Group                                            8,200                  295

Leucadia National                                    2,836                  131

Alliance Capital                                     3,000                  101

Chicago Merchantile Exchange Holdings                1,300                   94

GATX                                                 1,600                   45

Encore Capital *                                     2,100                   31

eSpeed, Class A *                                    1,300                   30

Financial Federal *                                    700                   21

California First National Bancorp                      600                    9

Instinet Group *                                     1,000                    5

Insurance   6.5%

Berkshire Hathaway, Class A *                           45                3,791

Fidelity National Financial                          6,137                  238

CNA Financial *                                      8,300                  200

Old Republic International                           6,825                  173

Transatlantic Holdings                               2,105                  170

White Mountains Insurance Group                        330                  152

W. R. Berkley                                        3,375                  118

Markel *                                               460                  117

Arthur J. Gallagher                                  3,500                  114

Erie Indemnity, Class A                              2,600                  110

Unitrin                                              2,600                  108

Mercury General                                      2,100                   98

Protective Life                                      2,800                   95

Wesco Financial                                        260                   92

First American Financial                             3,000                   89

American National Insurance                          1,050                   89

Brown and Brown                                      2,700                   88

Reinsurance Group of America                         2,250                   87

Conseco *                                            3,800                   83

HCC Insurance Holdings                               2,400                   76

Nationwide Financial Services, Class A               2,200                   73

StanCorp Financial Group                             1,100                   69

American Financial Group                             2,500                   66

Allmerica Financial *                                2,000                   62

Odyssey Re Holdings                                  2,500                   56

MONY Group *                                         1,800                   56

AmerUs Life                                          1,500                   52

21st Century Insurance Group                         3,300                   45

Stewart Information Services                         1,100                   45

Arch Capital Group *                                 1,100                   44

Alfa                                                 3,400                   44

Commerce Group                                       1,100                   43

Delphi Financial, Class A                            1,206                   43

Phoenix Companies                                    3,600                   43

Hilb Rogal and Hamilton                              1,300                   42

Cotton States Life Insurance                         2,100                   41

Ohio Casualty *                                      2,300                   40

Philadelphia Consolidated *                            800                   39

RLI                                                  1,000                   37

State Auto Financial                                 1,600                   37

LandAmerica Financial Group                            700                   37

Selective Insurance                                  1,100                   36

FBL Financial Group, Class A                         1,332                   34

Triad Guaranty *                                       600                   30

Horace Mann Educators                                2,100                   29

Great American Financial Resources                   1,800                   29

Midland                                              1,200                   28

UICI *                                               2,100                   28

Universal American Financial *                       2,800                   28

ProAssurance *                                         820                   26

Penn-America Group                                   1,950                   26

Clark *                                              1,300                   25

U.S.I. Holdings *                                    1,900                   25

Baldwin & Lyons, Class B                               875                   25

Zenith National                                        700                   23

Harleysville Group                                   1,100                   22

Navigators Group *                                     700                   22

Argonaut Group *                                     1,300                   20

United Fire & Casualty                                 500                   20

American Medical Security *                            900                   20

Kansas City Life Insurance                             400                   19

BancInsurance *                                      2,310                   18

Citizens, Class A                                    1,877                   18

CNA Surety *                                         1,600                   15

Merchants Group                                        600                   14

Presidential Life                                      900                   12

Financial Industries Corporation                       800                   11

FPIC Insurance Group *                                 400                   10

PMA Capital, Class A                                 1,200                    6

Standard Management *                                1,400                    5

Vesta Insurance                                        900                    4

                                                                          7,730

Real Estate   6.4%

Vornado Realty Trust, REIT                           4,400                  241

General Growth Properties, REIT                      8,400                  233

Public Storage, REIT                                 4,700                  204

Archstone-Smith Trust, REIT                          7,187                  201

Kimco Realty, REIT                                   4,250                  190

Boston Properties, REIT                              3,700                  178

Rouse, REIT                                          3,500                  164

Duke Realty, REIT                                    5,090                  158

IStar Financial, REIT                                3,973                  155

Host Marriott, REIT *                               11,774                  145

Avalonbay Communities, REIT                          2,784                  133

Friedman, Billings, Ramsey Group,
Class A, REIT                                        5,425                  125

Liberty Property Trust, REIT                         3,100                  121

Health Care Property Investors, REIT                 2,200                  112

Developers Diversified Realty, REIT                  3,238                  109

St. Joe                                              2,800                  104

AMB Property, REIT                                   3,100                  102

Hospitality Properties Trust, REIT                   2,400                   99

Chelsea GCA, REIT                                    1,800                   99

Mack-Cali Realty, REIT                               2,300                   96

Regency Centers, REIT                                2,400                   96

New Plan Excel Realty, REIT                          3,800                   94

Weingarten Realty, REIT                              2,100                   93

Trizec Properties, REIT                              6,000                   92

United Dominion Realty Trust, REIT                   4,700                   90

Macerich Company, REIT                               2,000                   89

Catellus Development, REIT                           3,603                   87

Forest City Enterprises, Class A                     1,800                   85

Mills, REIT                                          1,900                   84

NovaStar Financial, REIT                             1,800                   77

Ventas                                               3,500                   77

Pan Pacific Retail Properties, REIT                  1,600                   76

CBL & Associates Properties, REIT                    1,300                   73

Thornburg Mortgage, REIT                             2,700                   73

Federal Realty Investment Trust, REIT                1,900                   73

Arden Realty, REIT                                   2,300                   70

Health Care, REIT                                    1,900                   68

Centerpoint Properties, REIT                           900                   67

Crescent Real Estate Equities, REIT                  3,900                   67

Camden Property Trust, REIT                          1,500                   66

Annaly Mortgage Management, REIT                     3,600                   66

CarrAmerica Realty, REIT                             2,200                   65

Shurgard Storage Centers,
Class A, REIT                                        1,700                   64

BRE Properties, Class A, REIT                        1,900                   63

Realty Income, REIT                                  1,500                   60

Essex Property Trust, REIT                             900                   58

SL Green Realty, REIT                                1,400                   57

Pennsylvania Real Estate Investment,
REIT                                                 1,581                   57

Cousins Properties, REIT                             1,850                   57

HRPT Properties, REIT                                5,400                   54

Healthcare Realty Trust, REIT                        1,500                   54

Prentiss Properties Trust, REIT                      1,600                   53

Reckson Associates Realty, REIT                      2,100                   51

First Industrial Realty, REIT                        1,500                   51

Equity One, REIT                                     2,900                   49

Kilroy Realty, REIT                                  1,400                   46

WP Carey & Co                                        1,500                   46

Heritage Property Investment
Trust, REIT                                          1,600                   46

Nationwide Health Properties, REIT                   2,300                   45

Home Properties, REIT                                1,100                   44

Newhall Land & Farming                               1,100                   44

Washington, REIT                                     1,500                   44

Impac Mortgage Holdings, REIT                        2,400                   44

Highwoods Properties, REIT                           1,700                   43

Brandywine Realty Trust, REIT                        1,600                   43

American Financial Reality, REIT                     2,500                   43

Post Properties, REIT                                1,500                   42

Taubman Centers, REIT                                2,000                   41

Alexandria Real Estate, REIT                           700                   41

Saul Centers, REIT                                   1,400                   40

Corrections Corp of America *                        1,367                   39

Maguire Properties, REIT                             1,600                   39

Gables Residential Trust, REIT                       1,100                   38

Senior Housing Properties, REIT                      2,160                   37

Lexington Corporate Properties, REIT                 1,800                   36

Corporate Office Properties Trust, REIT              1,700                   36

Colonial Properties Trust, REIT                        900                   36

Redwood Trust, REIT                                    700                   36

LTC Properties, REIT                                 2,400                   35

Entertainment Properties, REIT                       1,000                   35

Manufactured Home Communities, REIT                    900                   34

Commercial Net Lease Realty, REIT                    1,900                   34

PS Business Parks, REIT                                800                   33

Tanger Factory Outlet Centers, REIT                    800                   33

EastGroup Properties, REIT                           1,000                   32

Capital Automotive, REIT                             1,000                   32

Sun Communities, REIT                                  800                   31

Resource Asset Investment Trust, REIT                1,200                   31

American Real Estate, REIT *                         1,800                   31

Glenborough Realty Trust, REIT                       1,500                   30

National Health Investors, REIT                      1,200                   30

LNR Property                                           600                   30

Amli Residential Properties, REIT                    1,100                   29

Koger Equity, REIT                                   1,400                   29

Glimcher Realty Trust, REIT                          1,300                   29

Summit Properties, REIT                              1,200                   29

Ramco-Gershenson Properties, REIT                    1,000                   28

Mid-America Apartment Communities, REIT                800                   27

Felcor Lodging Trust, REIT                           2,400                   27

Getty Realty, REIT                                   1,000                   26

LaSalle Hotel Properties, REIT                       1,400                   26

Bedford Property Investors, REIT                       900                   26

Jones Lang Lasalle *                                 1,200                   25

American Mortgage Acceptance, REIT                   1,500                   24

Universal Health Realty Income, REIT                   800                   24

Innkeepers USA, REIT                                 2,600                   22

AmeriVest Properties, REIT                           3,000                   22

Urstadt Biddle Properties, Class A, REIT             1,500                   21

Investors Real Estate Trust, REIT                    2,100                   21

Urstadt Biddle Properties, REIT                      1,500                   20

Hersha Hospitality Trust, Class A, REIT              2,000                   20

Anthracite Capital, REIT                             1,800                   20

Trammell Crow *                                      1,400                   19

MeriStar Hospitality, REIT *                         2,800                   18

Equity Inns, REIT                                    2,000                   18

Kramont Realty Trust, REIT                           1,000                   18

National Health Realty, REIT                           900                   18

Great Lakes, REIT                                    1,100                   17

Agree Realty, REIT                                     600                   17

Wellsford Real Properties *                            900                   17

Parkway Properties, REIT                               400                   17

Cornerstone Realty Income Trust, REIT                1,800                   16

American Home Mortgage Holdings, REIT                  695                   16

Monmouth Real Estate Investment,
Class A, REIT                                        1,800                   16

Capital Properties, Class A                          1,200                   15

PMC Commercial Trust, REIT                             800                   12

Sizeler Property Investors, REIT                     1,100                   12

Pittsburgh & West Virginia Railroad, REIT            1,000                    9

Shelbourne Properties, REIT                            200                    4

BNP Residential Properties, REIT                       300                    3

Capital Properties, Class B *@                         120                    0

                                                                          7,582

Thrifts & Mortgage Finance   3.3%

New York Community Bancorp                           7,486                  285

Hudson City Bancorp                                  7,400                  282

Sovereign Bancorp                                   11,600                  275

Greenpoint Financial                                 5,350                  189

Radian Group                                         3,508                  171

Doral Financial                                      4,200                  136

PMI Group                                            3,600                  134

Astoria Financial                                    3,400                  126

Capitol Federal Financial                            3,000                  108

W Holdings Company                                   4,819                   90

People's Bank                                        2,600                   85

Webster Financial                                    1,756                   80

MAF Bancorp                                          1,853                   78

Washington Federal                                   2,725                   77

Independence Community Bank                          2,100                   75

IndyMac Mortgage Holdings                            2,100                   63

New Century Financial                                1,400                   55

Flagstar Bancorp                                     2,550                   55

Downey Financial                                     1,100                   54

Staten Island Bancorp                                2,400                   54

BankAtlantic, Class A                                2,700                   51

Fremont General                                      2,900                   49

Commercial Federal                                   1,800                   48

CORUS Bankshares                                     1,400                   44

BankUnited Financial *                               1,700                   44

Waypoint Financial                                   1,995                   43

First Niagara Financial                              2,786                   42

Northwest Bancorp                                    1,900                   41

Seacoast Financial Services                          1,400                   38

CharterMac                                           1,700                   36

Harbor Florida Bancshares                            1,200                   36

PFF Bancorp                                            980                   36

Brookline Bancorp                                    2,249                   34

Bank Mutual                                          2,934                   33

Provident Bancorp                                      700                   33

R & G Financial, Class B                               800                   32

WSFS Financial                                         700                   31

Connecticut Bancshares                                 600                   31

Dime Community Bancorp                               1,000                   31

FirstFed Financial *                                   700                   30

Charter Financial                                      800                   30

Sterling Financial, (Washington)                       822                   28

Western Ohio Financial                                 800                   26

First Place Financial                                1,300                   25

Net Bank                                             1,869                   25

Anchor Bancorp Wisconsin                             1,000                   25

First Federal Bancshares of Arkansas                   600                   25

Capital Crossing Bank *                                500                   24

Flushing Financial                                   1,275                   23

Cooperative Bankshares                                 900                   23

Delta Financial *                                    3,100                   22

Woronoco Bancorp                                       600                   22

Troy Financial                                         620                   22

Sound Federal Bancorp                                1,390                   22

Ocwen Financial *                                    2,400                   21

BostonFed Bancorp                                      600                   21

Thistle Group Holdings                                 800                   21

Coastal Bancorp                                        500                   21

NewMil Bancorp                                         700                   20

Horizon Financial                                    1,025                   18

Riverview Bancorp                                      800                   17

Hingham Institution for Savings                        400                   17

Logansport Financial                                   800                   17

Pocahontas Bancorp                                   1,000                   16

Klamath First Bancorp                                  600                   16

Union Community Bancorp                                900                   16

Matrix Bancorp *                                     1,700                   16

Federal Agricultural Mortgage Corporation *            700                   16

Abington Bancorp                                       400                   15

Ameriana Bancorp                                       960                   14

New Hampshire Thrift                                   400                   14

First Busey Corporation                                500                   13

Camco                                                  700                   12

Washington Savings Bank, F.S.B.                      1,300                   12

First Federal Bancorp                                1,300                   12

Home Federal Savings Bank                              400                   11

Peoples Community Bancorp *                            400                    9

                                                                          3,942

Total Financials                                                         29,954

HEALTH CARE   12.2%

Biotechnology   3.8%

Genentech *                                          8,520                  797

Gilead Sciences *                                    7,760                  451

Millennium Pharmaceuticals *                        11,559                  216

Celgene *                                            3,100                  140

Imclone Systems *                                    2,843                  113

Cephalon *                                           2,100                  102

ICOS *                                               2,400                   99

Amylin Pharmaceuticals *                             3,600                   80

Martek Biosciences *                                 1,200                   78

Neurocrine Biosciences *                             1,400                   76

Gen Probe Inc *                                      2,000                   73

Techne *                                             1,800                   68

Human Genome Sciences *                              5,080                   67

IDEXX Laboratories *                                 1,400                   65

Protein Design Labs *                                3,500                   63

Charles River Laboratories International *           1,800                   62

Affymetrix *                                         2,260                   56

Abgenix *                                            4,000                   50

OSI Pharmaceuticals *                                1,500                   48

Applied Molecular Evolution *                        2,600                   46

Alkermes *                                           3,400                   46

Ligand Pharmaceuticals, Class B *                    3,000                   44

NPS Pharmaceuticals *                                1,400                   43

Tularik *                                            2,600                   42

Applera Corp Celera Genomics *                       2,993                   42

Vicuron *                                            2,200                   41

Digene *                                             1,000                   40

Telik *                                              1,700                   39

ILEX Oncology *                                      1,800                   38

Regeneron Pharmaceuticals *                          2,600                   38

Medarex *                                            5,700                   36

Genencor International *                             2,200                   35

ONYX Pharmaceuticals *                               1,200                   34

Vertex Pharmaceuticals *                             3,310                   34

Transkaryotic Therapies *                            2,100                   33

Incyte *                                             4,400                   30

Cell Genesys *                                       2,200                   29

Pharmacopeia *                                       2,000                   29

Encysive Pharmaceuticals *                           3,100                   28

Progenics Pharmaceuticals *                          1,400                   26

InterMune *                                          1,100                   26

Diversa *                                            2,750                   26

Enzo Biochem                                         1,419                   25

Tanox *                                              1,700                   25

XOMA *                                               3,700                   25

Lexicon Genetics *                                   4,100                   24

NeoPharm                                             1,282                   24

CuraGen *                                            3,100                   23

BioMarin Pharmaceutical *                            2,900                   23

Albany Molecular Research *                          1,500                   23

Serologicals *                                       1,200                   22

OraSure Technologies *                               2,800                   22

Cepheid *                                            2,300                   22

Introgen Therapeutics *                              2,600                   22

CV Therapeutics *                                    1,500                   22

Connetics *                                          1,200                   22

Aphton *                                             3,600                   22

Maxygen *                                            2,000                   21

Enzon Pharmaceuticals *                              1,770                   21

Trimeris *                                           1,000                   21

Indevus Pharmaceuticals *                            3,400                   20

Cell Therapeutics *                                  2,300                   20

Corixa *                                             3,301                   20

Ariad Pharmaceuticals *                              2,600                   19

Neurogen *                                           2,300                   19

Neose Technologies *                                 2,100                   19

Pharmacyclics *                                      2,600                   19

Novavax *                                            3,100                   19

Exelixis *                                           2,600                   18

Array BioPharma *                                    3,200                   18

EXACT Sciences *                                     1,700                   17

Sirna Therapeutics *                                 3,300                   17

Immunomedics *                                       3,600                   16

Gene Logic *                                         3,160                   16

BioSource International *                            2,400                   16

Alexion Pharmaceutical *                               900                   15

VaxGen *                                             1,900                   15

Cubist Pharmaceuticals *                             1,200                   15

Savient Pharmaceuticals *                            3,100                   14

Myriad Genetics *                                    1,100                   14

Luminex *                                            1,500                   14

Kosan Biosciences *                                  1,400                   14

Arena Pharmaceuticals *                              2,200                   14

Seracare Life Sciences *                             1,300                   13

ImmunoGen *                                          2,600                   13

AVI BioPharma *                                      3,100                   13

Allos Therapeutics *                                 3,400                   12

Titan Pharmaceuticals *                              3,900                   11

Ciphergen Biosystems *                               1,000                   11

Biopure, Class A *                                   4,700                   11

Arqule *                                             2,100                   10

Sequenom *                                           3,100                   10

La Jolla Pharmaceutical *                            2,200                   10

Avigen *                                             1,600                    9

EntreMed *                                           2,700                    9

BioSphere Medical *                                  2,100                    8

BioCryst Pharmaceuticals *                           1,200                    8

Harvard Bioscience *                                   900                    8

Third Wave Technologies *                            1,600                    7

Genome Therapeutics *                                1,600                    5

Sangamo BioSciences *                                  900                    5

                                                                          4,499

Health Care Equipment & Supplies   2.8%

Varian Medical Systems *                             2,700                  187

Hillenbrand Industries                               2,400                  149

Invitrogen *                                         2,075                  145

Dentsply International                               3,200                  145

Beckman Coulter                                      2,400                  122

Fisher Scientific *                                  2,400                   99

Apogent Technologies *                               3,700                   85

Edwards Lifesciences *                               2,600                   78

Mentor                                               2,900                   70

INAMED *                                             1,350                   65

IGEN *                                               1,100                   65

Steris *                                             2,800                   63

Cooper Companies                                     1,300                   61

Cytyc *                                              4,400                   61

Respironics *                                        1,300                   59

Bio-Rad Laboratories, Class A *                      1,000                   58

Dade Behring Holdings *                              1,600                   57

Align Technology *                                   3,300                   55

ResMed *                                             1,300                   54

Diagnostic Products                                  1,100                   51

Invacare                                             1,200                   48

ALARIS Medical *                                     3,100                   47

VISX *                                               2,000                   46

ArthroCare *                                         1,800                   44

Arrow International                                  1,700                   42

Nektar Therapeutics *                                3,100                   42

Sybron Dental Specialties *                          1,500                   42

Mine Safety Appliances                                 500                   40

Wright Medical Group *                               1,300                   40

Ventana Medical Systems *                            1,000                   39

Advanced Neuromodulation Systems *                     850                   39

Matthews International, Class A                      1,300                   38

Wilson Greatbatch Technologies *                       900                   38

Kyphon *                                             1,500                   37

Merit Medical Systems *                              1,665                   37

Immucor *                                            1,800                   37

TheraSense *                                         1,700                   35

Integra LifeServices Holdings *                      1,200                   34

Datascope                                              900                   32

Cyberonics *                                         1,000                   32

Ocular Sciences *                                    1,100                   32

American Medical Systems *                           1,400                   31

CTI Molecular Imaging *                              1,800                   30

CONMED *                                             1,250                   30

Candela Laser *                                      1,600                   29

Thoratec *                                           2,202                   29

ICU Medical *                                          800                   27

Closure Medical *                                      800                   27

PolyMedica                                           1,000                   26

Possis *                                             1,300                   26

Intuitive Surgical *                                 1,500                   26

EPIX Medical *                                       1,500                   24

Haemonetics *                                        1,000                   24

West Pharmaceutical Services                           700                   24

ABIOMED *                                            3,400                   23

Biosite Diagnostics *                                  800                   23

Viasys Healthcare *                                  1,100                   23

Sola *                                               1,200                   23

SonoSite *                                           1,000                   21

Zoll Medical *                                         600                   21

Kensey Nash *                                          900                   21

Medical Action Industries *                          1,100                   21

Analogic                                               500                   20

Interpore International *                            1,500                   19

North American Scientific *                          1,800                   19

Molecular Devices *                                    950                   18

Conceptus *                                          1,600                   17

SurModics *                                            700                   17

Bruker Biosciences *                                 3,600                   16

Vital Signs                                            500                   16

Meridian Bioscience                                  1,500                   16

Inverness Medical Innovations *                        700                   15

Lifecore Biomedical *                                2,500                   15

Synovis Life Technologies *                            700                   14

Sonic Innovations *                                  1,900                   12

Urologix *                                           1,500                   10

Cerus *                                              1,970                    9

Exactech *                                             600                    9

Theragenics *                                        1,200                    7

Novoste *                                              900                    4

Medwave *                                              500                    3

Rochester Medical *                                    300                    3

AeroGen *                                            1,200                    3

                                                                          3,341

Health Care Providers & Services   3.8%

Caremark RX *                                       10,200                  258

Laboratory Corporation of America *                  5,520                  204

Advance PCS *                                        3,500                  184

Patterson Dental *                                   2,600                  167

Omnicare                                             4,000                  162

Coventry Health Care *                               2,300                  148

Health Net *                                         4,500                  147

Oxford Health Plans *                                3,200                  139

Mid Atlantic Medical Services *                      1,900                  123

Universal Health Services, Class B                   2,200                  118

Henry Schein *                                       1,700                  115

Lincare Holdings *                                   3,800                  114

Davita *                                             2,800                  109

PacifiCare Health Systems *                          1,600                  108

WebMD *                                             11,637                  105

Community Health System *                            3,800                  101

Triad Hospitals *                                    2,816                   94

Renal Care Group *                                   2,100                   87

First Health Group *                                 3,800                   74

Apria Healthcare *                                   2,300                   66

Covance *                                            2,400                   64

Select Medical                                       3,800                   62

Service Corp. International *                       11,200                   60

Accredo Health *                                     1,891                   60

Pharmaceutical Product Dev *                         2,200                   59

Cerner *                                             1,400                   53

LifePoint Hospitals *                                1,600                   47

VCA Antech *                                         1,500                   47

Pediatrix Medical Group *                              800                   44

Beverly Enterprises *                                4,800                   41

Odyssey Healthcare *                                 1,400                   41

Priority Healthcare, Class B *                       1,694                   41

AMERIGROUP *                                           900                   38

E Research Technology *                              1,500                   38

Inveresk Research Group *                            1,500                   37

Kindred Healthcare *                                   707                   37

NDC Health                                           1,400                   36

Sunrise Senior Living *                                900                   35

U.S. Oncology *                                      3,158                   34

United Surgical Partners International *             1,000                   34

Province Healthcare *                                2,000                   32

PDI *                                                1,150                   31

Sierra Health Services *                             1,100                   30

PSS World Medical *                                  2,500                   30

NeighborCare *                                       1,500                   30

Owens & Minor                                        1,300                   29

Advisory Board *                                       800                   28

WellChoice *                                           800                   28

IDX Systems *                                        1,000                   27

AmSurg *                                               700                   27

LabOne *                                               800                   26

Per-Se Technologies *                                1,700                   26

LCA-Vision *                                         1,200                   25

Dendrite International *                             1,600                   25

Omnicell *                                           1,500                   24

RehabCare Group *                                    1,100                   23

Matria Healthcare *                                  1,100                   23

Stewart Enterprises, Class A *                       4,000                   23

Q Med *                                              1,900                   21

TriZetto Group *                                     3,300                   21

SFBC International *                                   800                   21

Eclipsys *                                           1,800                   21

AMN Healthcare Services *                            1,205                   21

WellPoint Health Networks *                            209                   20

CorVel *                                               500                   19

Hooper Holmes                                        3,000                   19

NWH                                                    900                   19

MIM Corporation *                                    2,600                   18

Capital Senior Living *                              3,000                   18

Lifeline Systems *                                     900                   17

Genesis Healthcare *                                   750                   17

Gentiva Health Services *                            1,350                   17

Tripos *                                             2,500                   17

Cross Country Healthcare *                           1,100                   16

Parexel International *                              1,000                   16

U.S. Physical Therapy *                              1,000                   16

Res-Care *                                           1,900                   15

Specialty Laboratories *                               900                   15

Orthodontic Centers of America *                     1,800                   15

OPTION CARE *                                        1,350                   14

Medical Staffing Network Holdings *                  1,300                   14

VitalWorks *                                         3,000                   13

Radiologix *                                         3,300                   11

Hanger Orthopedic Group *                              700                   11

Computer Programs and Systems                          500                   10

National Healthcare *                                  500                   10

Alliance Imaging *                                   2,400                    9

HMS Holdings *                                       2,000                    8

Dynacq International *                               1,000                    8

Carriage Services, Class A *                         1,600                    6

CryoLife *                                             900                    5

Trover Solutions *                                     500                    3

Women First Healthcare *                             1,600                    2

IMPATH *                                               600                    2

PlanVista *                                          1,300                    2

                                                                          4,525

Pharmaceuticals   1.8%

Mylan Laboratories                                  10,350                  261

Barr Laboratories *                                  2,817                  217

IVAX *                                               7,637                  182

Sicor *                                              4,600                  125

Endo Pharmaceutical *                                5,300                  102

Pharmaceutical Resources *                           1,400                   91

Eon Labs *                                           1,700                   87

Medicis Pharmaceutical, Class A                      1,200                   86

Valeant Pharmaceuticals International                3,400                   86

Sepracor *                                           3,300                   79

Andrx *                                              2,700                   65

MGI Pharma *                                         1,400                   58

Medicines Company *                                  1,900                   56

Esperion Therapeutics *                              1,400                   48

First Horizon Pharmaceutical *                       4,000                   45

K-V Pharmaceutical, Class A *                        1,750                   45

Alpharma, Class A                                    2,200                   44

Perrigo                                              2,800                   44

Kos Pharmaceuticals *                                1,000                   43

aaiPharma *                                          1,500                   38

Impax Laboratories *                                 2,300                   33

Adolor *                                             1,500                   30

Atherogenics *                                       1,800                   27

Atrix Laboratory *                                   1,100                   26

Noven Pharmaceuticals *                              1,600                   24

Bradley Pharmaceuticals, Class A *                     900                   23

American Pharmaceutical Participating *                600                   20

Pain Therapeutics *                                  2,900                   20

Antigenics *                                         1,700                   19

CIMA Labs *                                            550                   18

Discovery Partners *                                 2,300                   14

Penwest Pharmaceuticals *                              800                   14

Columbia Laboratories *                              2,100                   13

InKine Pharmaceutical *                              2,600                   13

Bone Care International *                              900                   12

Orphan Medical *                                     1,100                   11

Cellegy Pharmaceuticals *                            2,400                    8

VIVUS *                                              1,800                    7

AVANIR Pharmaceuticals, Class A *                    2,300                    3

Emisphere Technologies *                               600                    3

                                                                          2,140

Total Health Care                                                        14,505

INDUSTRIALS & BUSINESS SERVICES   9.4%

Aerospace & Defense   0.8%

L-3 Communications Holdings *                        3,680                  189

Precision Castparts                                  2,354                  107

Alliant Techsystems *                                1,175                   68

Engineered Support System                              675                   37

Curtiss-Wright Corporation                             800                   36

Invision Technologies *                                900                   30

MTC Technologies *                                     900                   29

GenCorp                                              2,400                   26

United Defense Industries *                            800                   25

Orbital Sciences *                                   2,100                   25

KVH Industries *                                       900                   25

EDO                                                  1,000                   25

Esterline Technologies *                               900                   24

Ladish Company                                       2,900                   24

United Industrial                                    1,300                   23

Innovative Solutions and Support *                   1,400                   23

AAR *                                                1,500                   22

HEICO                                                1,200                   22

Armor Holdings *                                       800                   21

Cubic Corp                                             900                   21

Mercury Computer Systems *                             800                   20

Sequa, Class A *                                       400                   20

Triumph Group *                                        500                   18

Hexcel *                                             2,400                   18

Pemco Aviation Group *                                 500                   17

Aviall *                                             1,100                   17

Teledyne Technologies *                                900                   17

Ducommun *                                             700                   16

Allied Defense Group *                                 600                   14

DRS Technologies *                                     501                   14

Kaman, Class A                                         800                   10

BE Aerospace *                                       1,700                    9

SPACEHAB *                                           5,700                    9

Enviromental Tectonics *                               400                    3

                                                                          1,004

Air Freight & Logistics   0.4%

Expeditors International of Washington               3,500                  132

C.H. Robinson Worldwide                              3,200                  121

JB Hunt Transport Services *                         3,000                   81

CNF                                                  1,900                   64

EGL *                                                1,700                   30

Pacer International *                                1,400                   28

Forward Air *                                        1,000                   28

Park Ohio Holdings *                                 2,400                   18

Atlas Air Worldwide Holdings *                       1,200                    1

                                                                            503

Airlines   0.4%

JetBlue Airways *                                    3,475                   92

AMR *                                                5,400                   70

Continental Airlines, Class B *                      2,600                   43

SkyWest                                              2,300                   42

Northwest Airlines, Class A *                        3,300                   42

Airtran Holdings *                                   3,200                   38

ExpressJet Holdings *                                2,200                   33

America West Holdings, Class B *                     2,600                   32

ATA Holdings *                                       2,200                   21

Frontier Airlines *                                  1,350                   19

Alaska Air Group *                                     700                   19

Atlantic Coast Airlines *                            1,800                   18

Midwest Express Holdings *                           1,700                    7

Building Products   0.3%

York International                                   1,600                   59

Simpson Manufacturing *                                800                   41

Lennox International                                 2,100                   35

USG *                                                1,700                   28

American Woodmark                                      500                   27

Trex *                                                 600                   23

Jacuzzi Brands *                                     3,200                   23

Griffon Corporation *                                1,100                   22

Elkcorp                                                800                   21

Universal Forest Products                              600                   19

NCI Building Systems *                                 700                   17

AAON Inc *                                             650                   13

Apogee Enterprises                                     900                   10

                                                                            338

Commercial Services & Supplies   3.3%

Republic Services                                    5,800                  149

Career Education *                                   3,600                  144

Dun & Bradstreet *                                   2,800                  142

Manpower                                             3,000                  141

ServiceMaster                                       11,150                  130

ChoicePoint *                                        3,324                  127

HON Industries                                       2,300                  100

ARAMARK, Class B                                     3,500                   96

Corinthian Colleges *                                1,700                   94

Viad                                                 3,400                   85

Education Management *                               2,600                   81

ITT Educational Services *                           1,700                   80

Stericycle *                                         1,600                   75

Corporate Executive Board *                          1,600                   75

Herman Miller                                        2,900                   70

Devry *                                              2,800                   70

Valassis Communications *                            2,300                   68

Ikon Office Solutions                                5,500                   65

West Corporation *                                   2,600                   60

Arbitron *                                           1,400                   58

TeleTech Holdings *                                  4,640                   52

Tetra Tech *                                         2,100                   52

Copart *                                             3,150                   52

Brinks                                               2,249                   51

Strayer Education                                      450                   49

United Rentals *                                     2,500                   48

Sylvan Learning Systems *                            1,634                   47

Waste Connections *                                  1,200                   45

United Stationers *                                  1,100                   45

Kroll *                                              1,599                   42

Brady, Class A                                       1,000                   41

Banta                                                1,000                   41

Exult *                                              5,400                   38

CoStar Group *                                         900                   38

DiamondCluster International, Class A *              3,650                   37

Rollins                                              1,650                   37

FTI Consulting *                                     1,450                   34

Watson Wyatt, Class A *                              1,400                   34

Sotheby's, Class A *                                 2,300                   31

SOURCECORP *                                         1,200                   31

John H. Harland                                      1,100                   30

NCO Group *                                          1,300                   30

G&K Services, Class A                                  800                   29

Labor Ready *                                        2,200                   29

Prepaid Legal Services *                             1,100                   29

KForce.com *                                         3,056                   29

Innotrac *                                           2,700                   28

Korn/Ferry *                                         2,100                   28

ABM Industries                                       1,600                   28

Multi-Color *                                        1,575                   27

Steelcase, Class A                                   1,900                   27

Greg Manning Autions *                               2,300                   27

School Specialty *                                     776                   26

Imagistics International *                             700                   26

Consolidated Graphics *                                800                   25

Wackenhut Corrections *                              1,100                   25

Resources Connection *                                 900                   25

Bowne                                                1,800                   24

Interpool                                            1,600                   23

CDI                                                    700                   23

Volt Information Sciences *                          1,000                   23

Ionics *                                               700                   22

Princeton Review *                                   2,200                   21

Ennis Business Forms                                 1,400                   21

Bright Horizons Family Solutions *                     500                   21

Central Parking                                      1,400                   21

Duratek *                                            1,600                   21

Kelly Services, Class A                                700                   20

Administaff *                                        1,100                   19

ICT Group *                                          1,600                   19

A. T. Cross *                                        2,800                   19

Ecology and Environment, Class A                     1,900                   19

Roto-Rooter                                            400                   18

General Binding *                                    1,000                   18

Electro Rent *                                       1,300                   17

Strategic Distribution                               1,200                   17

Right Management Consultants *                         900                   17

Spherion *                                           1,700                   17

Workflow Management *                                2,792                   16

New England Business Service                           500                   15

TRC *                                                  700                   15

American Locker Group *                              1,300                   15

Learning Tree International *                          800                   14

Standard Register                                      800                   13

PICO Holdings *                                        800                   13

Casella Waste Systems, Class A *                       900                   12

PRG-Schultz International *                          2,450                   12

Mobile Mini *                                          600                   12

McGrath RentCorp                                       400                   11

First Consulting Group *                             1,900                   11

Mail-Well *                                          2,300                   11

RMH Teleservices *                                   1,900                   10

Insurance Auto Auctions *                              700                    9

Ablest *                                             1,700                    9

Cornell Companies *                                    600                    8

On Assignment *                                      1,400                    7

Franklin Covey *                                     1,400                    4

                                                                          3,860


Construction & Engineering   0.4%

Jacobs Engineering Group *                           2,100                  101

Mastec *                                             4,750                   70

Dycom Industries *                                   2,033                   55

Granite Construction                                 2,025                   48

Quanta Services *                                    5,200                   38

EMCOR Group *                                          800                   35

URS *                                                1,300                   33

Shaw Group *                                         2,000                   27

Intergrated Electrical Services *                    2,700                   25

Insituform Technologies, Class A *                     900                   15

Baker Michael Corporation *                          1,400                   14

Xanser *                                             5,700                   13

Butler Manufacturing                                   500                   11

                                                                            485

Electrical Equipment   0.6%

Hubbell, Class B                                     2,300                  101

AMETEK                                               1,100                   53

Acuity Brands                                        1,600                   41

A.O. Smith                                           1,100                   39

Genlyte Group *                                        600                   35

Woodward Governor                                      600                   34

Franklin Electric                                      500                   30

Baldor Electric                                      1,300                   30

Belden                                               1,400                   30

General Cable *                                      3,500                   29

Plug Power *                                         3,900                   28

II-VI *                                              1,000                   26

Regal-Beloit                                         1,000                   22

Medis Technologies *                                 2,000                   21

Encore Wire *                                        1,200                   21

Vicor *                                              1,800                   21

Fuelcell Energy *                                    1,500                   20

C&D Technologies                                     1,000                   19

Intermagnetics General *                               808                   18

American Superconductor *                            1,100                   15

LSI Industries                                       1,125                   15

Chase                                                1,100                   15

Artesyn Technologies *                               1,600                   14

Energy Conversion Devices *                          1,400                   13

Powell Industries *                                    600                   11

MagneTek *                                           1,400                    9

BTU International *                                  2,400                    8

Channell Commercial *                                1,700                    7

Capstone Turbine *                                   3,800                    7

Global Power Equipment Group *                         900                    6

Orbit International                                    600                    5

AstroPower *                                           600                    0

                                                                            743

Industrial Conglomerates   0.4%

Allete                                               3,500                  107

Carlisle Companies                                   1,500                   91

Roper Industries                                     1,500                   74

Teleflex                                             1,500                   72

Alleghany                                              273                   61

Walter Industries                                    2,400                   32

Tredegar                                             1,600                   25

                                                                            462

Machinery   1.8%

SPX *                                                2,836                  167

Donaldson                                            1,800                  107

Pentair                                              2,000                   91

Harsco                                               1,800                   79

Graco                                                1,825                   73

Oshkosh Truck                                        1,400                   71

Timken                                               3,300                   66

IDEX                                                 1,400                   58

Wabash National *                                    1,800                   53

AGCO *                                               2,600                   52

Joy Global *                                         2,000                   52

Terex *                                              1,800                   51

Trinity Industries                                   1,600                   49

Kennametal                                           1,200                   48

Briggs & Stratton                                      700                   47

Toro                                                 1,000                   46

Nordson                                              1,300                   45

Mueller Industries *                                 1,300                   45

Albany International, Class A                        1,310                   44

Flowserve *                                          2,100                   44

Actuant, Class A *                                   1,210                   44

Reliance Steel & Aluminum                            1,300                   43

Lincoln Electric Holdings                            1,600                   40

Tecumseh Products, Class A                             800                   39

Dionex *                                               800                   37

CLARCOR                                                800                   35

Wabtec                                               2,000                   34

Barnes Group                                         1,000                   32

Cuno *                                                 700                   32

Manitowoc                                            1,000                   31

ESCO Electronics *                                     700                   31

A.S.V. *                                               800                   30

Federal Signal                                       1,600                   28

EnPro Industries *                                   2,000                   28

Valmont Industries                                   1,200                   28

JLG Industries                                       1,800                   27

NACCO Industries, Class A                              300                   27

Tennant                                                600                   26

Watts Water Technologies, Class A                    1,100                   24

Kaydon                                                 900                   23

Thomas Industries                                      600                   21

Lindsay Manufacturing                                  750                   19

Twin Disc                                              900                   17

Greenbrier Companies *                               1,000                   17

Stewart & Stevenson                                  1,100                   16

BHA Group, Class A                                     600                   15

Met-Pro                                                933                   15

Astec Industries *                                   1,100                   14

Robbins & Myers                                        700                   13

Wolverine Tube *                                     1,700                   11

Graham                                                 900                    9

Milacron                                             1,500                    6

Global Payment Technologies *                        1,500                    5

Columbus Mckinnon *                                    500                    4

American Science Engineering *                         300                    4

                                                                          2,113

Marine   0.1%

Alexander & Baldwin                                  1,600                   54

Overseas Shipholding Group                           1,300                   44

Kirby Corporation *                                  1,000                   35

Danielson *                                          1,500                    4

                                                                            137

Road & Rail   0.6%

Swift Transportation *                               3,090                   65

Werner Enterprises                                   2,866                   56

Yellow Roadway *                                     1,497                   54

Heartland Express                                    2,179                   53

Florida East Coast Industries                        1,400                   46

Landstar Systems *                                   1,200                   46

Amerco *                                             1,900                   41

Knight Transportation *                              1,500                   38

Kansas City Southern Industries *                    2,600                   37

Old Dominion Freight Line *                          1,050                   36

USF Corporation                                      1,000                   34

Arkansas Best                                          900                   28

Genesee & Wyoming, Class A *                           875                   27

Dollar Thrifty Auto Group *                          1,000                   26

Overnite *                                           1,100                   25

Patriot Transportation Holdings *                      700                   23

Transport Corp of America *                          2,700                   20

Allied Holdings *                                    3,500                   17

USA Truck *                                          1,600                   16

RailAmerica *                                        1,200                   14

U.S. Xpress Enterprises *                              900                   11

                                                                            713

Trading Companies & Distributors   0.3%

Fastenal                                             2,900                  145

Hughes Supply                                          800                   40

MSC Industrial Direct, Class A                       1,300                   36

Watsco                                               1,200                   27

Valley National Gases *                              3,800                   26

Lawson Products                                        700                   23

Applied Industrial Technologies                        800                   19

NuCo2 *                                                700                    9

                                                                            325

Total Industrials & Business Services                                    11,159


INFORMATION TECHNOLOGY   15.8%

Communications Equipment   2.1%

Juniper Networks *                                  14,830                  277

Foundry Networks *                                   5,250                  144

3Com *                                              12,700                  104

Harris                                               2,600                   99

ADTRAN                                               3,000                   93

Emulex *                                             3,420                   91

Polycom *                                            3,900                   76

Advanced Fibre Communications *                      3,600                   73

Sonus Networks *                                     9,490                   72

Avocent *                                            1,845                   67

InterDigital Communication *                         3,000                   62

Brocade Communications Systems *                     9,740                   56

Plantronics *                                        1,700                   56

ditech Communications *                              2,400                   46

Netopia *                                            3,000                   44

Extreme Networks *                                   5,950                   43

Sycamore Networks *                                  8,050                   42

McDATA, Class A *                                    4,300                   41

Tekelec *                                            2,600                   40

C-Cor.net *                                          3,400                   38

Ixia *                                               3,100                   36

Commscope *                                          2,200                   36

Black Box                                              770                   35

ViaSat *                                             1,800                   34

Adaptec *                                            3,900                   34

Arris Group *                                        4,700                   34

Packeteer *                                          2,000                   34

Bel Fuse, Class A                                    1,100                   33

F5 Networks *                                        1,300                   33

Westell Technologies, Class A *                      5,000                   32

Corvis *                                            16,900                   29

Enterasys Networks *                                 7,600                   29

Powerwave Technologies *                             3,700                   28

Finisar *                                            8,900                   28

Verso Technology *                                   8,496                   27

Comtech Telecommunications *                           925                   27

Inter-Tel                                            1,000                   25

Cable Design Technologies *                          2,550                   23

Echelon *                                            2,000                   22

Harmonic *                                           2,784                   20

REMEC *                                              2,400                   20

Anaren *                                             1,400                   20

Symmetricom *                                        2,700                   20

Avanex *                                             3,800                   19

Computer Network Technology *                        1,900                   18

Performance Technologies *                           1,200                   17

Terayon Communication Systems *                      3,800                   17

SeaChange International *                            1,000                   15

SpectraLink                                            800                   15

Sunrise Telecom                                      4,200                   15

MRV Communications *                                 3,820                   14

Stratex Networks *                                   3,210                   14

Centillium Communications *                          2,400                   14

PC-Tel *                                             1,100                   12

Tollgrade Communications *                             650                   11

Oplink Communications *                              4,500                   11

Paradyne Networks *                                  2,700                    9

Endwave Corporation *                                  600                    4

Digi International *                                   460                    4

Zhone Technologies *!!                                 875                    4

Copper Mountain *                                      400                    4

Norstan *                                            1,300                    4

Aware *                                              1,300                    4

Digital Lightwave *                                  3,250                    3

Stratos International *                                226                    2

Redback Networks *                                   5,520                    1

Optical Cable *@                                       212                    0

                                                                          2,454


Computer & Peripherals   1.3%


Sandisk *                                            3,000                  183

Diebold                                              2,900                  156

Storage Technology *                                 4,400                  113

Maxtor *                                             9,504                  105

Western Digital *                                    7,900                   93

EMC *                                                6,292                   81

UNOVA *                                              3,300                   76

Seagate Technology                                   2,900                   55

Imation                                              1,400                   49

Electronics for Imaging *                            1,700                   44

In Focus Systems *                                   4,500                   44

Avid Technology *                                      900                   43

Intergraph *                                         1,800                   43

Advanced Digital Info *                              2,900                   41

Interphase *                                         2,700                   35

Hutchinson Technology *                              1,000                   31

Synaptics *                                          1,600                   24

Cray *                                               2,300                   23

Iomega                                               3,560                   21

Palm *                                               1,750                   21

Pinnacle Systems *                                   2,400                   20

Quantum DLT & Storage Systems Group *                5,700                   18

Video Display *                                      1,440                   18

Rimage *                                             1,100                   17

Hypercom *                                           3,500                   17

Sigma Designs *                                      2,100                   16

Rainbow Technologies *                               1,400                   16

Presstek *                                           2,100                   15

Overland Data *                                        800                   15

SBS Technologies *                                   1,000                   15

Immersion *                                          2,100                   13

Silicon Graphics *                                   8,700                   12

Datalink *                                           2,500                    9

Steelcloud *                                         1,800                    8

Concurrent Computer *                                1,600                    7

Dataram *                                            1,150                    5

                                                                          1,502


Electronic Equipment & Instruments   2.0%

CDW                                                  3,200                  185

Vishay Intertechnology *                             6,431                  147

AVX                                                  6,800                  113

Amphenol, Class A *                                  1,600                  102

Avnet *                                              4,696                  102

Ingram Micro, Class A *                              6,000                   95

Arrow Electronics *                                  3,900                   90

Tech Data *                                          2,200                   87

National Instruments                                 1,900                   86

Lexar Media *                                        3,700                   65

Varian *                                             1,400                   58

Benchmark Electronics *                              1,400                   49

KEMET *                                              3,500                   48

FLIR Systems *                                       1,200                   44

Trimble Navigation *                                 1,100                   41

Littelfuse *                                         1,300                   38

TTM Technologies *                                   2,200                   37

Anixter International *                              1,400                   36

Technitrol *                                         1,600                   33

Taser International *                                  400                   33

Photon Dynamics *                                      800                   32

Plexus *                                             1,860                   32

Scansource *                                           700                   32

Veeco *                                              1,129                   32

Park Electrochemical                                 1,200                   32

Electro Scientific Industries *                      1,300                   31

Rogers *                                               700                   31

Aeroflex *                                           2,600                   30

MTS Systems                                          1,500                   29

Coherent *                                           1,150                   27

Radisys *                                            1,600                   27

Newport *                                            1,550                   26

Global Imaging Systems *                               800                   25

California Amplifier *                               1,800                   25

BEI Technologies                                     1,100                   22

Planar Systems *                                       900                   22

Bell Microproducts *                                 2,400                   22

Metrologic Instruments *                               800                   22

Lo-Jack *                                            2,600                   21

CTS                                                  1,800                   21

Landauer                                               500                   20

Paxar *                                              1,500                   20

Agilysys                                             1,800                   20

Merix *                                                800                   20

X-Rite                                               1,700                   19

Methode Electronics, Class A                         1,500                   18

OYO Geospace *                                       1,100                   18

OSI Systems *                                          900                   17

Isco                                                 1,800                   17

Itron *                                                900                   17

Excel Technology *                                     500                   16

Identix *                                            3,674                   16

LeCroy *                                               900                   16

Manufacturers' Services *                            2,500                   15

Zygo *                                                 900                   15

Nu Horizons Electronics *                            1,400                   14

Cyberoptics *                                        1,150                   12

Research Frontiers *                                 1,200                   11

Keithley Instruments                                   600                   11

Panavision *                                         1,700                    9

Sirenza Microdevices *                               1,800                    9

Maxwell Technologies *                               1,200                    9

Zomax *                                              1,700                    9

Sypris Solutions                                       500                    8

Trans-Lux Corporation                                1,300                    8

Sigmatron International *                              200                    5

Pemstar *                                            1,500                    5

Somera Communications *                              1,900                    3

                                                                          2,407


Internet Software & Services   2.0%

InterActiveCorp *                                   24,811                  842

VeriSign *                                           9,588                  156

Earthlink *                                          6,320                   63

Akamai Technologies *                                5,878                   63

DoubleClick *                                        5,492                   56

United Online *                                      3,000                   50

CNET Networks *                                      6,871                   47

RealNetworks *                                       7,000                   40

Opsware *                                            5,400                   40

Internet Security Systems *                          1,950                   37

Webex Communications *                               1,800                   36

Digital Insight *                                    1,431                   36

Infospace.com *                                      1,485                   34

TippingPoint Technologies *                          1,100                   33

Ask Jeeves *                                         1,800                   33

Netegrity *                                          3,150                   33

aQuantive *                                          3,100                   32

Interwoven *                                         2,466                   31

Ariba *                                             10,300                   31

Digital River *                                      1,300                   29

CMGI *                                              15,968                   29

S1 *                                                 3,500                   28

Openwave Systems *                                   2,487                   27

Sonicwall *                                          3,400                   27

Websense *                                             900                   26

NetRatings *                                         2,300                   26

MatrixOne *                                          4,200                   26

webMethods *                                         2,708                   25

Vignette *                                          10,148                   23

J2 Global Communications *                             900                   22

Digitas *                                            2,282                   21

Vitria Technology *                                  2,950                   21

Retek *                                              2,145                   20

Stellent *                                           2,000                   20

Modem Media, Class A *                               2,400                   20

MarketWatch.com *                                    2,200                   19

PEC Solutions *                                      1,100                   19

FreeMarkets *                                        2,750                   18

Broadvision *                                        4,288                   18

OneSource Information Services *                     1,900                   18

Support.com *                                        1,300                   17

Chordiant Software *                                 2,920                   16

Kana Software *                                      4,567                   15

Allscripts Heathcare *                               2,700                   14

Tumbleweed Communications *                          1,700                   14

Neoforma.com *                                       1,200                   13

SeeBeyond Technology Corporation *                   2,900                   13

Register.com *                                       2,345                   12

Interland *                                          1,870                   12

Entrust Technologies *                               2,500                   10

America Online Latin America, Class A *              6,600                    9

ITXC *                                               1,800                    8

Niku *                                                 500                    4

I-many *                                             4,100                    4

Commerce One *                                         492                    1

                                                                          2,337

IT Services   2.1%

Affiliated Computer Services, Class A *              5,100                  278

Total Systems Services                               7,600                  237

DST Systems *                                        4,040                  169

Iron Mountain *                                      3,280                  130

Ceridian *                                           5,400                  113

Cognizant Technology Solutions, Class A *            2,400                  109

Certegy                                              3,300                  108

Checkfree Holdings *                                 3,100                   86

BearingPoint *                                       8,300                   84

Global Payments                                      1,680                   79

BISYS Group *                                        4,600                   68

Perot Systems, Class A *                             4,800                   65

Titan *                                              2,749                   60

Acxiom *                                             3,100                   58

Gartner Group, Class B *                             5,100                   55

Anteon International *                               1,500                   54

CACl International, Class A *                        1,100                   53

National Processing *                                2,200                   52

Syntel                                               1,600                   39

Intrado *                                            1,800                   39

Startek                                                900                   37

Keane *                                              2,460                   36

Sykes Enterprises *                                  4,200                   36

Igate Capital *                                      4,500                   35

American Management Systems *                        2,100                   32

Maximus *                                              800                   31

EFunds *                                             1,800                   31

SRA International, Class A *                           700                   30

MPS Group *                                          3,200                   30

Alliance Data Systems *                              1,000                   28

Hewitt Associates, Class A *                           900                   27

CSG Systems International *                          2,000                   25

Medquist *                                           1,482                   24

Inforte *                                            2,700                   22

CIBER *                                              2,400                   21

Safeguard Scientifics *                              5,000                   20

Edgewater Technology *                               3,967                   19

Forrester Research *                                 1,000                   18

InfoUSA *                                            2,400                   18

Lightbridge *                                        1,638                   15

Computer Horizons *                                  3,300                   13

Pegasus Solutions *                                  1,200                   13

CompuCom Systems *                                   2,300                   12

InterCept Group *                                      900                   10

AnswerThink *                                        1,700                    9

Integral Systems *                                     400                    9

Management Network Group *                           2,600                    9

Technology Solutions *                               5,200                    6

Tier Technologies, Class B *                           600                    5

Indus International *                                1,600                    5

                                                                          2,562

Office Electronics   0.1%

Zebra Technologies *                                 1,900                  126

Gerber Scientific *                                  1,700                   14

Intelli-Check, Inc. *                                  400                    3

                                                                            143


Semiconductor & Semiconductor Equipment   3.4%

Microchip Technology                                 8,049                  269

Agere Systems, Class A *                            65,700                  200

Lam Research *                                       4,850                  157

Intersil Holding, Class A                            5,520                  137

Rambus *                                             4,380                  134

International Rectifier *                            2,600                  128

Amkor Technology *                                   6,900                  126

Fairchild Semiconductor, Class A *                   4,810                  120

Atmel *                                             18,800                  113

Cypress Semiconductor *                              5,200                  111

Silicon Laboratories *                               2,300                   99

Integrated Circuit Systems *                         2,900                   83

RF Micro Devices *                                   7,700                   77

Integrated Device Technology *                       4,200                   72

Omnivision Technologies *                            1,200                   66

Semtech *                                            2,900                   66

MKS Instruments *                                    2,000                   58

Micrel *                                             3,680                   57

Siliconix *                                          1,200                   55

ON Semiconductor *                                   8,400                   54

Power Integrations *                                 1,600                   54

Varian Semiconductor Equipment *                     1,200                   52

Vitesse Semiconductor *                              8,831                   52

Conexant Systems *                                  10,300                   51

Cymer *                                              1,100                   51

Cabot Microelectronics *                             1,032                   51

Skyworks Solutions *                                 5,700                   50

Silicon Storage Technology *                         4,200                   46

Integrated Silicon Solution *                        2,900                   45

Kulicke & Soffa *                                    3,100                   45

Mattson Technology *                                 3,513                   43

Cognex                                               1,500                   42

Microsemi *                                          1,700                   42

Lattice Semiconductor *                              4,240                   41

TriQuint Semiconductor *                             5,580                   39

Chippac, Class A *                                   5,100                   39

Brooks-Pri Automation *                              1,564                   38

LTX *                                                2,500                   38

Credence Systems *                                   2,700                   36

Entegris *                                           2,700                   35

GlobeSpan *                                          5,828                   34

Zoran *                                              1,948                   34

Advanced Energy Industries *                         1,300                   34

Mykrolis *                                           2,000                   32

FEI *                                                1,400                   32

DSP Group *                                          1,200                   30

PDF Solutions *                                      2,000                   30

Asyst Technology *                                   1,700                   30

Actel *                                              1,200                   29

ESS Technology *                                     1,700                   29

Tessera Technologies *                               1,500                   28

ATMI *                                               1,200                   28

Axcelis Technologies *                               2,600                   27

Photronics *                                         1,310                   26

Mindspeed Technologies *                             3,800                   26

Cirrus Logic *                                       3,300                   25

Ultratech Stepper *                                    800                   24

Helix Technology                                     1,100                   23

Monolithic Systems Technology *                      2,600                   22

DuPont Photomasks *                                    900                   22

Genesis Microchip *                                  1,200                   22

Semitool *                                           2,000                   21

Cohu                                                 1,100                   21

Pixelworks *                                         1,900                   21

Silicon Image *                                      2,900                   21

Transmeta *                                          6,000                   20

Virage Logic *                                       1,800                   18

Pericom Semiconductor *                              1,700                   18

Kopin *                                              2,600                   17

Alliance Semiconductor *                             2,400                   17

Xicor *                                              1,500                   17

PLX Technology *                                     1,900                   17

CEVA *                                               1,600                   17

Nanometrics *                                        1,100                   16

Celeritek *                                          2,100                   16

Sipex *                                              2,000                   15

NVE *                                                  300                   15

Rudolph Technologies *                                 600                   15

TranSwitch *                                         5,700                   13

ANADIGICS *                                          1,795                   11

FSI International *                                  1,400                   10

SRS Labs *                                           1,000                    9

Amtech Systems *                                     1,600                    9

Electroglas *                                        2,200                    8

Catalyst Semiconductor *                             1,000                    7

Therma-Wave *                                        1,000                    6

Three-Five Systems *                                   950                    5

Aehr Test Systems *                                  1,600                    5

hi/fn *                                                409                    5

Microtune *                                          1,800                    4

Brillian Corp *                                        237                    2

                                                                          4,055

Software   2.8%

Synopsys *                                           5,666                  191

BEA Systems *                                       15,400                  189

Cadence Design Systems *                            10,077                  181

Red Hat *                                            6,700                  126

Fair Isaac                                           1,870                   92

Network Associates *                                 5,772                   87

Jack Henry & Associates                              3,600                   74

Sybase *                                             3,572                   74

Reynolds & Reynolds, Class A                         2,500                   73

Activision *                                         3,300                   60

Ascential Software *                                 2,275                   59

Epicor Software *                                    4,400                   56

TIBCO Software *                                     8,050                   55

Quest Software *                                     3,500                   50

FactSet Research Systems                             1,300                   50

Kronos *                                             1,250                   50

Transaction Systems Architects, Class A *            2,100                   48

Take-Two Interactive Software *                      1,600                   46

Hyperion Solutions *                                 1,500                   45

Macromedia *                                         2,510                   45

Magma Design Automation *                            1,900                   44

Secure Computing *                                   2,400                   43

RSA Security *                                       2,950                   42

Macrovision *                                        1,800                   41

Informatica *                                        3,900                   40

Mentor Graphics *                                    2,700                   39

Altiris *                                            1,000                   36

FileNet *                                            1,300                   35

AuthentiDate Holding *                               2,800                   33

MicroStrategy, Class A *                               600                   32

NetIQ *                                              2,358                   31

Borland Software *                                   3,200                   31

Ultimate Software Group *                            3,500                   31

CCC Information Services *                           1,800                   30

MICROS Systems *                                       700                   30

Micromuse *                                          4,360                   30

Verint Systems *                                     1,300                   29

Barra *                                                800                   28

Manhattan Associates *                               1,000                   28

SERENA Software *                                    1,500                   28

THQ *                                                1,625                   27

Progress Software *                                  1,300                   27

E.piphany *                                          3,640                   26

Aspen Technology *                                   2,400                   25

Systems & Computer Technology *                      1,500                   25

Nuance Communications *                              3,200                   24

Advent Software *                                    1,400                   24

Wind River Systems *                                 2,776                   24

Renaissance Learning *                               1,000                   24

Ansys *                                                600                   24

Verity *                                             1,400                   23

DocuCorp International *                             2,200                   22

Embarcadero *                                        1,400                   22

QRS *                                                2,700                   22

SPSS *                                               1,200                   21

OPNET Technologies *                                 1,300                   21

Agile Software *                                     2,100                   21

Captaris *                                           3,600                   20

Concord Communications *                             1,000                   20

Atari *                                              4,700                   20

MAPICS *                                             1,500                   20

ScanSoft *                                           3,600                   19

Moldflow *                                           1,600                   18

Manugistics Group *                                  2,900                   18

Inet Technologies *                                  1,500                   18

Ansoft *                                             1,400                   18

MSC Software *                                       1,900                   18

Ulticom *                                            1,800                   17

JDA Software Group *                                 1,000                   17

Pegasystems *                                        1,800                   16

Sonic Solutions *                                    1,000                   15

Portal Software *                                    2,260                   15

NYFIX *                                              1,850                   15

Digimarc *                                           1,100                   15

Verisity Ltd. *                                      1,100                   14

Bottomline Technologies *                            1,500                   14

Quality Systems *                                      300                   13

TALX Corporation                                       540                   12

Merge Technologies *                                   700                   12

MRO Software *                                         900                   12

Datastream *                                         1,500                   12

Witness Systems *                                    1,200                   11

MapInfo *                                            1,075                   11

EPIQ Systems *                                         600                   10

NetScout Systems *                                   1,300                   10

Phoenix Technologies *                               1,200                   10

Radiant Systems *                                    1,150                   10

Evolving Systems, Inc. *                               700                    9

Vastera *                                            2,300                    9

Palmsource *                                           402                    9

WatchGuard Technologies *                            1,500                    9

Catapult Communications *                              600                    9

SCO Group *                                            500                    9

Actuate *                                            2,700                    8

Roxio *                                              1,500                    7

Lawson Software *                                      800                    7

Captiva Software *                                     500                    6

Midway Games *                                       1,579                    6

PLATO Learning *                                       566                    6

Sanchez Computer Associates *                        1,200                    5

NEON Systems *                                       1,200                    4

EPlus *                                                300                    4

Novadigm *                                             900                    4

Netguru *                                            2,400                    3

Evans & Sutherland Computer *                          600                    3

ONYX Software *                                        625                    2

Acclaim Entertainment *                              3,100                    2

Insignia Systems *                                     700                    2

Viewpoint Corporation *                              2,400                    2

                                                                          3,309

Total Information Technology                                             18,769



MATERIALS   3.4%

Chemicals   1.3%

Lyondell Chemical                                    6,700                  114

Valspar                                              2,000                   99

Cabot                                                2,400                   76

Valhi                                                5,000                   75

RPM                                                  4,400                   72

Scotts, Class A *                                    1,200                   71

Lubrizol                                             2,000                   65

Airgas                                               2,900                   62

Cytec Industries *                                   1,400                   54

Albemarle                                            1,600                   48

FMC *                                                1,400                   48

Minerals Technologies                                  800                   47

Olin                                                 2,300                   46

IMC Global                                           4,500                   45

Georgia Gulf                                         1,500                   43

Macdermid                                            1,200                   41

Ferro                                                1,300                   35

H.B. Fuller                                          1,120                   33

Millennium Chemicals                                 2,600                   33

Spartech                                             1,200                   30

Symyx Technologies *                                 1,350                   28

A. Schulman                                          1,300                   28

Headwaters Incorporated *                            1,400                   28

Crompton                                             3,524                   25

Cambrex                                              1,000                   25

Arch Chemicals                                         950                   24

PolyOne *                                            3,800                   24

Nanophase Technologies *                             3,000                   24

NL Industries                                        1,900                   22

Kronos Worldwide *                                     950                   21

Wellman                                              1,600                   16

Calgon Carbon                                        2,600                   16

Terra Nitrogen Com L.P.                              3,200                   16

Lesco *                                              1,200                   16

W. R. Grace *                                        5,400                   14

ICO *                                                7,400                   10

OMNOVA Solutions *                                   1,800                    9

CFC International *                                  1,600                    9

Solutia *                                            4,100                    2

                                                                          1,494

Construction Materials   0.3%

Lafarge                                              2,500                  101

Martin Marietta Materials                            1,900                   89

Florida Rock Industries                              1,150                   63

Centex Construction Products                           700                   42

Texas Industries                                       800                   30

Devcon International *                               2,100                   15

U.S. Concrete *                                      1,900                   12

Ameron International                                   300                   11

                                                                            363

Containers & Packaging   0.6%

Smurfit-Stone Container *                            9,500                  176

Packaging Corp of America *                          4,400                   96

Sonoco Products                                      3,560                   88

Owens-Illinois *                                     5,900                   70

Crown Cork & Seal *                                  7,300                   66

Aptargroup                                           1,500                   59

Silgan Holdings *                                      900                   38

Greif Bros., Class A                                   900                   32

Longview Fibre                                       2,100                   26

Myers Industries                                     1,600                   19

Rock-Tenn, Class A                                   1,100                   19

Caraustar *                                          1,300                   18

Chesapeake Corp                                        600                   16

Packaging Dynamics *                                 1,180                   12

                                                                            735

Metals & Mining   0.9%

CONSOL Energy                                        3,500                   91

Peabody Energy                                       2,100                   88

Glamis Gold *                                        5,000                   86

Arch Coal                                            2,100                   65

Massey                                               3,100                   64

Meridian Gold *                                      3,800                   55

Hecla Mining *                                       6,500                   54

Steel Dynamics *                                     2,000                   47

GrafTech International *                             3,400                   46

Century Aluminum *                                   2,200                   42

Commercial Metals                                    1,100                   33

Stillwater Mining *                                  3,317                   32

Universal Stainless & Alloy Products *               2,900                   31

Cleveland-Cliffs *                                     600                   31

USEC                                                 3,600                   30

AK Steel *                                           5,844                   30

Carpenter Technology                                 1,000                   30

Gibraltar Steel                                      1,100                   28

Quanex                                                 600                   28

Royal Gold                                           1,300                   27

Westmoreland Coal *                                  1,200                   21

Northwest Pipe *                                     1,400                   19

Ryerson Tull                                         1,600                   18

NN, Inc                                              1,200                   15

Steel Technologies                                     800                   14

Oregon Steel Mills *                                 2,400                   14

Synalloy *                                           1,500                   10

                                                                          1,049

Paper & Forest Products   0.3%

Bowater                                              2,100                   97

Rayonier                                             1,771                   74

Potlatch                                             1,000                   35

MAXXAM *                                             1,700                   32

P.H. Glatfelter                                      1,800                   22

Wausau-Mosinee Paper                                 1,600                   22

Schweitzer Mauduit                                     600                   18

Deltic Timber                                          500                   15

Buckeye Technologies *                               1,500                   15

Badger Paper Mills *                                 2,000                   11

Pope & Talbot                                          400                    7

FiberMark *                                          1,800                    3

                                                                            351

Total Materials                                                           3,992

TELECOMMUNICATION SERVICES   1.3%

Diversified Telecommunication Services   0.6%

NTL *                                                3,300                  230

Level 3 Communications *                            21,300                  121

Time Warner Telecom, Class A *                       5,060                   51

Cincinnati Bell *                                    9,448                   48

Commonwealth Telephone Enterprises *                 1,100                   42

IDT *                                                1,400                   31

Covad Communications Group *                         8,000                   29

General Communications, Class A *                    2,800                   24

Surewest Communications                                600                   24

PTEK Holdings *                                      2,700                   24

US LEC, Class A *                                    3,000                   24

D&E Communications                                   1,409                   20

CT Communications                                    1,400                   19

Infonet Services, Class B *                         11,100                   19

Hickory Technology                                   1,600                   18

Lynch Interactive *                                    700                   17

XETA Technologies *                                  1,300                    8

McLeodUSA, Class A *@                                3,461                    5

Alaska Communications Systems Group *                1,000                    5

McLeodUSA Escrow *                                  16,412                    0

                                                                            759

Wireless Telecommunication Services   0.7%

Telephone and Data Systems                           2,300                  144

U. S. Cellular *                                     3,400                  121

Nextel Partners, Class A *                           7,000                   94

Crown Castle International *                         8,500                   94

American Tower Systems, Class A *                    8,200                   89

Western Wireless, Class A *                          3,300                   61

@Road *                                              3,200                   42

Wireless Facilities *                                2,400                   36

Centennial Communication, Class A *                  6,500                   34

Dobson Communications, Class A *                     4,800                   31

Price Communications *                               2,034                   28

Triton PCS Holdings, Class A *                       4,000                   22

Alamosa Holdings *                                   3,600                   14

Aether Systems *                                     2,900                   14

Boston Communications Group *                        1,200                   11

EMS Technologies *                                     400                    8

Rural Cellular, Class A *                              700                    6

Metro One Telecommunications *                       1,050                    3

                                                                            852

Total Telecommunication Services                                          1,611

UTILITIES   2.9%

Electric Utilities   1.3%

Wisconsin Energy                                     4,200                  140

PEPCO Holdings                                       6,600                  129

Northeast Utilities                                  5,400                  109

Alliant                                              4,200                  105

DPL                                                  4,700                   98

NSTAR                                                2,015                   98

Great Plains Energy                                  2,800                   89

Puget Energy                                         3,600                   86

OGE Energy                                           3,500                   85

Hawaiian Electric Industries                         1,500                   71

WPS Resources                                        1,400                   65

DQE                                                  2,700                   49

Public Service of New Mexico                         1,600                   45

IdaCorp                                              1,500                   45

Black Hills                                          1,300                   39

Unisource Energy                                     1,500                   37

Cleco                                                1,900                   34

CH Energy Group                                        700                   33

United Illuminating                                    600                   27

El Paso Electric *                                   1,900                   25

Madison Gas & Electric                                 700                   22

Otter Tail                                             800                   21

Central Vermont Public Service                         800                   19

Empire District Electronics                            800                   18

UNITIL Corp                                            600                   15

Baycorp Holdings *                                     662                    9

Maine Maritimes                                        100                    3

                                                                          1,516

Gas Utilities   0.6%

Kinder Morgan Management                             1,797                   77

AGL Resources                                        2,500                   73

Piedmont Natural Gas Company                         1,500                   65

Washington Gas & Light                               2,000                   56

UGI                                                  1,550                   52

Atmos Energy                                         1,900                   46

New Jersey Resources                                 1,100                   42

Southern Union                                       2,173                   40

Southwestern Energy *                                1,500                   36

TC Pipelines *                                       1,000                   33

Northwest Natural Gas                                  900                   28

Chesapeake Utilities                                   800                   21

Laclede Gas                                            700                   20

Cascade Natural Gas                                    900                   19

Southwest Gas                                          800                   18

RGC Resources                                          700                   16

SEMCO Energy                                         3,000                   15

South Jersey Industries                                300                   12

NUI                                                    700                   11

EnergySouth                                            300                   10

                                                                            690

Multi-Utilities & Unregulated Power   0.9%

SCANA                                                4,210                  144

Energy East                                          5,700                  128

MDU Resources Group                                  4,350                  104

Equitable Resources                                  2,400                  103

Questar                                              2,800                   98

National Fuel Gas Company                            3,400                   83

Reliant Resources *                                 10,900                   80

ONEOK                                                3,300                   73

Vectren                                              2,799                   69

Energen                                              1,300                   53

Westar Energy                                        2,600                   53

Sierra Pacific Resources *                           5,300                   39

Avista                                               2,000                   36

Aquila *                                             5,788                   20

Florida Public Utilities                             1,033                   16

NorthWestern *                                       1,800                    0

                                                                          1,099

Water Utilities   0.1%

Philadelphia Suburban                                3,551                   79

California Water Service Group                       1,000                   27

Connecticut Water Service                              650                   18

Pennichuck                                             200                    6

                                                                            130

Total Utilities                                                           3,435

Total Common Stocks (Cost  $104,986)                                    114,254

                                                Shares/Par                Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)

SHORT-TERM INVESTMENTS   4.0%

U.S. Treasury Obligations   0.3%

U.S. Treasury Bills, 1.00%, 3/18/04 ++             300,000                  299

Total U.S. Treasury Obligations                                             299

Money Market Funds   3.7%

T. Rowe Price Reserve Investment
Fund, 1.13% #                                    4,448,560                4,449

Total Money Market Fund                                                   4,449


Total Short-Term Investments (Cost  $4,748)                               4,748

SECURITIES LENDING COLLATERAL   23.8%

Money Market Trust   23.8%

State Street Bank and Trust Company of
New Hampshire N.A. Securities Lending
Quality Trust units, 1.20% #                    28,279,145               28,279



Total Securities Lending Collateral
(Cost  $28,279)                                                          28,279


Total Investments in Securities

123.9% of Net Assets (Cost $138,013)                                   $147,281
                                                                       --------

Futures Contracts
($ 000s)

                                                  Contract            Unrealized
                             Expiration              Value           Gain (Loss)
                             ----------           --------           -----------

Long, 3 NASDAQ 100 Index
contracts, $45 par of 1.00%
U.S. Treasury Bills pledged
as initial margin                 3/04     $           441      $             7

Long, 7 Russell 2000 Index
contracts, $98 par of 1.00%
U.S. Treasury Bills pledged
as initial margin                 3/04               1,950                   26

Long, 9 S&P Mid-Cap 400 Index
contracts, $125 par of 1.00%
U.S. Treasury Bills pledged
as initial margin                 3/04               2,592                   90

Net payments (receipts) of
variation margin to date                                                   (161)

Variation margin receivable
(payable) on open futures
contracts                                                                $  (38)


(ss.)   Denominated in USD unless otherwise noted

    #   Seven-day yield

    *   Non-income producing

   ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2003.

   !! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $4,000 and represents 0.0% of net assets

    @   Security valued by the Fund's Board of Directors

 REIT   Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report                                      December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $138,013)        $            147,281

Other assets                                                                514

Total assets                                                            147,795


Liabilities

Obligation to return securities lending collateral                       28,279

Other liabilities                                                           636

Total liabilities                                                        28,915

NET ASSETS                                                 $            118,880
                                                           --------------------

Net Assets Consist of:

Undistributed net investment income (loss)                 $                 73

Undistributed net realized gain (loss)                                  (17,486)

Net unrealized gain (loss)                                                9,391

Paid-in-capital applicable to 10,548,805 shares of
$0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                      126,902

NET ASSETS                                                 $            118,880
                                                           --------------------

NET ASSET VALUE PER SHARE                                  $              11.27
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                           Year
                                                                          Ended
                                                                       12/31/03

Investment Income (Loss)

Income

  Dividend                                                 $              1,085

  Securities lending                                                         39

  Interest                                                                    3

  Total income                                                            1,127

Investment management and administrative expense                            351

Net investment income (loss)                                                776

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             (1,449)

  Futures                                                                 1,373

  Net realized gain (loss)                                                  (76)

Change in net unrealized gain (loss)

  Securities                                                             31,509

  Futures                                                                   172

  Change in net unrealized gain (loss)                                   31,681

Net realized and unrealized gain (loss)                                  31,605

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $             32,381
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02

Increase (Decrease) in Net Assets

Operations

  Net investment income                    $           776      $           532

  Net realized gain (loss)                             (76)              (8,916)

  Change in net unrealized gain or loss             31,681               (6,084)

  Increase (decrease) in net assets
  from operations                                   32,381              (14,468)

Distributions to shareholders

  Net investment income                               (733)                (502)

Capital share transactions *

  Shares sold                                       42,770               29,945

  Distributions reinvested                             709                  483

  Shares redeemed                                  (22,910)             (26,132)

  Redemption fees received                               5                    1

  Increase (decrease) in net assets from capital
  share transactions                                20,574                4,297

Net Assets

Increase (decrease) during period                   52,222              (10,673)

Beginning of period                                 66,658               77,331

End of period                              $       118,880      $        66,658
                                           ---------------      ---------------
*Share information

  Shares sold                                        4,525                3,370

  Distributions reinvested                              65                   61

  Shares redeemed                                   (2,437)              (2,953)

  Increase (decrease) in shares outstanding          2,153                  478


The accompanying notes are an integral part of these financial statements.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       December 31, 2003

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust and commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor's 500 Stock Index (RT), as represented by the Wilshire 4500 Completion Index.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Short-term debt securities are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Redemption Fees
A 0.5% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are withheld from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended December 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Securities Lending
The fund lends its securities to approved brokers to earn additional income.
It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2003, the value of loaned securities was $27,325,000; aggregate collateral consisted of $28,279,000 in the money market pooled trust and U.S. government securities valued at $44,000.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $27,205,000 and $7,140,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $733,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                    $         29,611,000

Unrealized depreciation                                             (20,343,000)

Net unrealized appreciation (depreciation)                            9,268,000

Undistributed ordinary income                                            92,000

Capital loss carryforwards                                          (17,382,000)

Paid-in capital                                                     126,902,000

Net assets                                                 $        118,880,000
                                                           --------------------

Federal income tax regulations require the fund to treat the gain/loss on certain open futures contracts as realized on the last day of the tax year; accordingly, $123,000 of unrealized gains reflected in the accompanying financial statements were realized for tax purposes as of December 31, 2003. The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. As of December 31, 2003, the fund had $8,452,000 of capital loss carryforwards that expire in 2009, $8,759,000 that expire in 2010, and $171,000 that expire 2011.

At December 31, 2003, the cost of investments for federal income tax purposes was $138,136,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2003, $87,000 was payable under the agreement.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the
T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $48,000.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of T. Rowe Price Extended Equity Market Index Fund


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Extended Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For taxable non-corporate shareholders, $586,000 of the fund's income and short-term capital gains represents qualified dividend income subject to the 15% rate category.

For corporate shareholders, $565,000 of the fund's income and short-term capital gains qualified for the dividends-received deduction.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Extended Equity Market Index Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Trustees and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Trustees

Name
(Date of Birth)
Year Elected*

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

Anthony W. Deering
(1/28/45)
2001

Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)

Donald W. Dick, Jr.
(1/27/43)
1994

Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm

David K. Fagin
(4/9/38)
1994

Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.

Karen N. Horn
(9/21/43)
2003

Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver
(8/22/34)
2001

President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers

John G. Schreiber
(10/21/46)
2001

Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The Rouse Company.

Hubert D. Vos**
(8/2/33)
1994

Owner/President, Stonington Capital Corp., a private investment company

Paul M. Wythes**
(6/23/33)
1990

Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.

* Each independent trustee oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**   Retired from Board of Trustees effective December 31, 2003.

T. Rowe Price Extended Equity Market Index Fund
--------------------------------------------------------------------------------
Certified Annual Report


Inside Trustees

Name
(Date of Birth)
Year Elected
*[Number of T. Rowe Price Portfolios Overseen]

Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies

James A.C. Kennedy, CFA
(8/15/53)
1997
[39]

Director and Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.

James S. Riepe
(6/25/43)
1990
[107]

Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer,
T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Index Trust

M. David Testa, CFA, CIC
(4/22/44)
1994
[107]

Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc; Director, T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited; Director and Vice President, T. Rowe Price Trust Company

* Each inside trustee serves until retirement, resignation, or election of a successor.

T. Rowe Price Extended Equity Market Index Fund
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Certified Annual Report


Officers

Name (Date of Birth)
Title and Fund(s) Served

Principal Occupation(s)

E. Frederick Bair, CFA, CPA (12/11/69)
Executive Vice President, Index Trust

Vice President, T. Rowe Price and T. Rowe Price Trust Company

Stephen V. Booth (6/21/61)
Vice President, Index Trust

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company

Joseph A. Carrier (12/30/60)
Treasurer, Index Trust

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.

Wendy R. Diffenbaugh (10/2/53)
Vice President, Index Trust

Assistant Vice President, T. Rowe Price

Roger L. Fiery III, CPA (2/10/59)
Vice President, Index Trust

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company

Ann M. Holcomb, CFA (1/16/72)
Executive Vice President, Index Trust

Vice President, T. Rowe Price

Henry H. Hopkins (12/23/42)
Vice President, Index Trust

Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.

Patricia B. Lippert (1/12/53)
Secretary, Index Trust

Assistant Vice President, T. Rowe Price and
T. Rowe Price Investment Services, Inc.

Raymond A. Mills, PhD, CFA (12/3/60)
Vice President, Index Trust

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price International, Inc.

Sudhir Nanda, PhD, CFA (12/7/59)
Vice President, Index Trust

Vice President, T. Rowe Price and T. Rowe Price Group, Inc.

Julie L. Waples (5/12/70)
Vice President, Index Trust

Vice President, T. Rowe Price

Richard T. Whitney, CFA (5/7/58)
President, Index Trust

Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.

Mary C. Wojciechowski, CFA (12/2/62)
Vice President, Index Trust

Vice President, T. Rowe Price

Unless otherwise noted, officers have been employees of T. Rowe Price or
T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $7,926                $8,618
     Audit-Related Fees                         454                    --
     Tax Fees                                 2,058                 2,086
     All Other Fees                             124                   131

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004